UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03857
American Funds Insurance Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk,

VA

23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Explanatory Note:
The Registrant is filing this amendment to its Form N-CSR for the reporting period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 7, 2025 (Accession Number 0001145549-25-016806). The purpose of this amendment is to correct the address of agent for service on the cover page and to update Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies to reflect the correct series: American Funds Insurance Series - Portfolio Series and American Funds Insurance Series - Target Date Series. The signature page and certification dates have also been updated to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Global Growth Portfolio
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 54	0.51%
Management's discussion of fund performance
The fund’s Class 4 shares gained 13.64% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and industrials saw returns surpassing those of U.S. equities overall. Consumer discretionary, real estate and health care holdings were also additive, though below domestic equities’ return.
Within fixed income holdings, the negative impacts of emerging markets debt, U.S. Treasuries and exposure to forwards outweighed the positive impacts of high-yield and government-related bonds. While remaining positive, the fund’s holdings in overseas equities also detracted from the broader portfolio’s return due to the negative impact of materials, health care and consumer staples sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Global Growth Portfolio — Class 4 2	13.64%	8.13%	8.60%
MSCI ACWI (All Country World Index) 3	17.49%	10.06%	8.93%
1
Class 4 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 72
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
Growth funds	79.99%
Growth-and-income funds	20.10%
Other assets less liabilities	(0.09	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-104-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Growth and Income Portfolio
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 54	0.51%
Management's discussion of fund performance
The fund’s Class 4 shares gained 12.37% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer-term yields rose.
The portfolio’s domestic equity holdings, driven by information technology, communication services and financials sectors, offered positive returns for the fiscal year. Likewise, consumer discretionary and utilities sectors saw returns surpassing those of U.S. equities overall. Industrials and consumer staples holdings were also additive, though below domestic equities’ return.
Bond holdings saw lower returns than the portfolio overall, but they continue to offer opportunities for income and stability. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, health care and real estate holdings generated negative returns for the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Growth and Income Portfolio — Class 4 2	12.37%	7.19%	7.03%
S&P 500 Index 3	25.02%	14.53%	13.23%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	1.30%
MSCI ACWI ex USA Index 3	5.53%	4.10%	4.09%
American Funds Insurance Series Growth and Income Portfolio Series Custom Index 3	11.23%	6.63%	6.78%
1
Class 4 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 389
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	39.90%
Fixed income funds	30.34%
Equity-income funds	9.94%
Growth funds	9.94%
Asset allocation funds	5.03
Balanced funds	4.93%
Other assets less liabilities	(0.08	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-105-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Growth Portfolio
Class P2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds

Managed Risk Growth Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inve
stm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 65	0.61%
Management's discussion of fund performance
The fund’s Class P2 shares gained 13.84% for the year ended December 31, 2024. That result compares with a 16.42% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities contributed significantly to the fund’s return for the period, with communication services, information technology and utilities sectors being particularly additive. Likewise, financials and consumer discretionary saw returns surpassing those of U.S. equities overall. Managed risk funds invest a certain percentage in fixed-income instruments, which helped mitigate risk and provided downside protection from volatility.
Conversely, bond holdings detracted somewhat from the broader portfolio’s return while remaining positive. International equities detracted from the broader portfolio’s return mostly due to the negative impact of utilities, materials and health care sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total ret
urns
	1 year	5 years	Since inception 1
Managed Risk Growth Portfolio — Class P2 2	13.84%	5.74%	6.02%
S&P 500 Index 3	25.02%	14.53%	13.23%
S&P 500 Managed Risk Index - Moderate 3	16.42%	8.27%	7.89%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class P2 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 1,798
Total number of portfolio holdings	33
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate	20%
Portfolio holdings by
fu
nd type
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2ARX-106-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Growth and Income Portfolio
Class P2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds

Managed Risk Growth and Income Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 65	0.61%
Management's discussion of fund performance
The fund’s Class P2 shares gained 12.26% for the year ended December 31, 2024. That result compares with a 16.42% gain for the S&P 500 Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, driven by information technology, communication services and financials sectors, offered positive returns for the fiscal year. Likewise, consumer discretionary and utilities sectors saw returns surpassing those of U.S. equities overall. Industrials and consumer staples holdings were also additive, though below domestic equities’ return. Managed risk funds invest a certain percentage in fixed-income instruments, which helped mitigate risk and provided downside protection from volatility.
Bond holdings saw lower returns than the portfolio overall, but they continue to offer opportunities for income and stability, as well as risk management. Investments in overseas equities detracted somewhat from the broader portfolio’s return but remained positive. Within overseas equities, materials, health care and real estate holdings generated negative returns for the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Managed Risk Growth and Income Portfolio — Class P2 2	12.26%	4.39%	5.04%
S&P 500 Index 3	25.02%	14.53%	13.23%
S&P 500 Managed Risk Index - Moderate 3	16.42%	8.27%	7.89%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P 500 Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class P2 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,351
Total number of portfolio holdings	36
Total advisory fees paid (in millions)	$ 1
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2ARX-107-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Insurance Series
®
-
Portfolio Series
American Funds
®
Managed Risk Global Allocation Portfolio
Class P2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds

Managed Risk Global Allocation Portfolio (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-P2
. You can also request this information by contacting us at
(800) 421
-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 64	0.62%
Management's discussion of fund performance
The fund’s Class P2 shares gained 8.05% for the year ended December 31, 2024. That result compares with a 12.17% gain for the S&P Global LargeMidCap Managed Risk Index - Moderate. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-P2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties presented by the presidential election, high interest rates and a slowing labor market. Europe saw modest GDP growth, while the U.K.’s economy contracted. Japan's growth was steady, driven by domestic demand. China faced stagnant consumption and rising debt, while India showed strong growth coupled with inflation.
Domestic equities contributed significantly to the fund’s return for the period, with information technology, communication services, financials and utilities being particularly additive. Likewise, consumer discretionary and industrials saw returns above those of U.S. equities overall. Managed risk funds invest a certain percentage in fixed-income instruments, which helped mitigate risk and provided downside protection.
Within fixed income, the fund's exposure to emerging markets debt, government-related bonds and U.S. Treasuries detracted from the contributions from high-yield bonds, corporate debt and municipal bonds, while international equities detracted from the broader portfolio’s return due to the negative impact of materials, healthcare and utilities holdings.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Managed Risk Global Allocation Portfolio — Class P2 2	8.05%	2.31%	3.63%
MSCI ACWI (All Country World Index) 3	17.49%	10.06%	8.93%
S&P Global LargeMidCap Managed Risk Index - Moderate 3	12.17%	6.00%	5.66%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Global LargeMidCap Managed Risk Index - Moderate (the "Previous Primary Benchmark") to the MSCI ACWI (All Country World Index), a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class P2 shares were first offered on May 1, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 364,104
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	$ 381
Portfolio turnover rate	19%
Portfolio holdings by fund type
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INP2ARX-108-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 1
for the period ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from May 1, 2024, commencement of operations, to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 4 *	0.06% †
*
Based on operations for the period from May 1, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized
.
Management's discussion of fund performance
The fund’s Class 1 shares gained 11.11% for the period from May 1, 2024 to December 31, 2024. That result compares with a 11.25% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities drove much of the fund’s returns during the three months since inception, with information technology and financials being particularly additive. Likewise, communication services and consumer discretionary saw returns surpassing those of the overall U.S. equities.
However, fixed income holdings posted negative overall returns. Additionally, the fund’s holdings in overseas equities detracted from the broader portfolio’s return due to the negative impact of materials, health care and utilities sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
Since inception 1
American Funds IS 2070 Target Date Fund - Class 1 2	11.11%
S&P 500 Index 3	18.30%
S&P Target Date 2065+ Index 3	11.25%
Bloomberg U.S. Aggregate Index 3	4.30%
1
Class 1 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 88
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)

*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-145-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 1A
for the period ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from May 1, 2024, commencement of operations, to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 4 *	0.06% †
*
Based on operations for the period from May 1, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized
.
Management's discussion of fund performance
The fund’s Class 1A shares gained 11.11% for the period from May 1, 2024 to December 31, 2024. That result compares with a 11.25% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities drove much of the fund’s returns during the three months since inception, with information technology and financials being particularly additive. Likewise, communication services and consumer discretionary saw returns surpassing those of the overall U.S. equities.
However, fixed income holdings posted negative overall returns. Additionally, the fund’s holdings in overseas equities detracted from the broader portfolio’s return due to the negative impact of materials, health care and utilities sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
Since inception 1
American Funds IS 2070 Target Date Fund - Class 1A 2	11.11%
S&P 500 Index 3	18.30%
S&P Target Date 2065+ Index 3	11.25%
Bloomberg U.S. Aggregate Index 3	4.30%
1
Class 1A shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 88
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)

*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-145-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 2
for the period ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from May 1, 2024, commencement of operations, to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund
costs
for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 4 *	0.06% †
*
Based on operations for the period from May 1, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 2 shares gained 11.11% for the period from May 1, 2024 to December 31, 2024. That result compares with a 11.25% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities drove much of the fund’s returns during the three months since inception, with information technology and financials being particularly additive. Likewise, communication services and consumer discretionary saw returns surpassing those of the overall U.S. equities.
However, fixed income holdings posted negative overall returns. Additionally, the fund’s holdings in overseas equities detracted from the broader portfolio’s return due to the negative impact of materials, health care and utilities sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
Since inception 1
American Funds IS 2070 Target Date Fund - Class 2 2	11.11%
S&P 500 Index 3	18.30%
S&P Target Date 2065+ Index 3	11.25%
Bloomberg U.S. Aggregate Index 3	4.30%
1
Class 2 shares were first offered on May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 88
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)

*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-145-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2070 Target Date Fund
Class 4
for the period ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from May 1, 2024, commencement of operations, to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 4 *	0.06% †
*
Based on operations for the period from May 1, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class 4 shares gained 11.11% for the period from May 1, 2024 to December 31, 2024. That result compares with a 11.25% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the period, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities drove much of the fund’s returns during the three months since inception, with information technology and financials being particularly additive. Likewise, communication services and consumer discretionary saw returns surpassing those of the overall U.S. equities.
However, fixed income holdings posted negative overall returns. Additionally, the fund’s holdings in overseas equities detracted from the broader portfolio’s return due to the negative impact of materials, health care and utilities sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
American Funds IS 2070 Target Date Fund - Class 4 2	11.11%
S&P 500 Index 3	18.30%
S&P Target Date 2065+ Index 3	11.25%
Bloomberg U.S. Aggregate Index 3	4.30%
1
Class 4 shares were first offered
on
May 1, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 88
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)

*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-145-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.92% for the year ended December 31, 2024. That result compares with a 14.83% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Conversely, the fund’s bond holdings, which are meant to provide income and diversification from equities, saw negative returns during the period. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 1 2	15.92%	17.57%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2065+ Index 3	14.83%	15.87%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in thousands)	$ 52
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	16%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional infor
ma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-143-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.92% for the year ended December 31, 2024. That result compares with a 14.83% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Conversely, the fund’s bond holdings, which are meant to provide income and diversification from equities, saw negative returns during the period. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 1A 2	15.92%	17.57%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2065+ Index 3	14.83%	15.87%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 52
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	16%
Portfolio holdings by
fund
type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-143-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the la
s
t year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.92% for the year ended December 31, 2024. That result compares with a 14.83% gain for the S&P Target Date 2065+ Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Conversely, the fund’s bond holdings, which are meant to provide income and diversification from equities, saw negative returns during the period. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average ann
ua
l total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 2 2	15.92%	17.57%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2065+ Index 3	14.83%	15.87%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund stat
isti
cs
Fund net assets (in thousands)	$ 52
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	16%
Portfolio holdings by fund t
yp
e
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-143-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2065 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.92% for the year ended December 31, 2024. That result compares with a 14.83% gain for the S&P Target Date 2065+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Domestic equities fueled much of the fund’s returns during the fiscal year, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Conversely, the fund’s bond holdings, which are meant to provide income and diversification from equities, saw negative returns during the period. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2065 Target Date Fund - Class 4 2	15.92%	17.57%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2065+ Index 3	14.83%	15.87%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2065+ Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 52
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	16%
Portfolio
ho
ldings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-143-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.62% for the year ended
December
31, 2024. That result compares with a 14.44% gain for the S&P Target Date 2060 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
A majority of the fund held domestic equities which contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpassing those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ overall return.
Conversely, fixed income holdings generated negative returns, primarily driven by positioning in emerging markets debt and U.S. Treasuries. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 1 2	15.62%	17.39%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2060 Index 3	14.44%	15.51%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 135
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with mult iple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-142-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.62% for the year ended December 31, 2024. That result compares
with a 14.44% gain for the S&P Target Date 2060 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
A majority of the fund held domestic equities which contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpassing those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ overall return.
Conversely, fixed income holdings generated negative returns, primarily driven by positioning in emerging markets debt and U.S. Treasuries. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 1A 2	15.62%	17.39%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2060 Index 3	14.44%	15.51%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were
first
offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 135
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders w ith
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-142-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.61% for the year ended December 31, 2024. That result compares
with a 14.44% gain for the S&P Target Date 2060 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
A majority of the fund held domestic equities which contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpassing those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ overall return.
Conversely, fixed income holdings generated negative returns, primarily driven by positioning in emerging markets debt and U.S. Treasuries. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 2 2	15.61%	17.39%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2060 Index 3	14.44%	15.51%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares
were
first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 135
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	14%
Portfolio holdings by fund type
(perce
n
t of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-142-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2060 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.62% for the year ended December 31, 2024. That result compares with a 14.44% gain for the S&P Target Date 2060 Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
A majority of the fund held domestic equities which contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpassing those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ overall return.
Conversely, fixed income holdings generated negative returns, primarily driven by positioning in emerging markets debt and U.S. Treasuries. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	Since inception 1
American Funds IS 2060 Target Date Fund - Class 4 2	15.62%	17.39%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2060 Index 3	14.44%	15.51%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2060 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in thousands)	$ 135
Total number of portfolio holdings	16
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, hol
dings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-142-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.90% for the year ended December 31, 2024. That result compares
with a 14.32% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ absolute return.
Within fixed income holdings, emerging markets debt and U.S. Treasuries negatively impacted overall returns. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 1 2	15.90%	17.44%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2055 Index 3	14.32%	15.41%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 153
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	13%
Portfolio
ho
ldings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-141-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.90% for the year ended December 31, 2024. That result
compares with a 14.32% gain for the S&P Target Date 2055 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ absolute return.
Within fixed income holdings, emerging markets debt and U.S. Treasuries negatively impacted overall returns. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 1A 2	15.90%	17.44%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2055 Index 3	14.32%	15.41%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 153
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, fin anc
ial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-141-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.90% for the year ended December 31, 2024. That result compares with a 14.32% gain for the S&P Target Date 2055 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ absolute return.
Within fixed income holdings, emerging markets debt and U.S. Treasuries negatively impacted overall returns. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 2 2	15.90%	17.44%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2055 Index 3	14.32%	15.41%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were
first
offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 153
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders wit
h multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-141-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2055 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.90% for the year ended December 31, 2024. That result compares with a 14.32% gain for the S&P Target Date 2055 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite
uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth, while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with communication services, information technology and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns surpass those of the overall U.S. equities. Industrials and consumer staples shares were also positive, though below the domestic equities’ absolute return.
Within fixed income holdings, emerging markets debt and U.S. Treasuries negatively impacted overall returns. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2055 Target Date Fund - Class 4 2	15.90%	17.44%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2055 Index 3	14.32%	15.41%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2055 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in thousands)	$ 153
Total number of portfolio holdings	17
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	13%
Portfolio
ho
ldings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-141-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.80% for the year ended December 31, 2024. That result
compares with a 14.30% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns above those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Within fixed income holdings, the fund's positioning in emerging markets debt and U.S. Treasuries dampened the contributions from high-yield and corporate bonds. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 1 2	15.80%	17.16%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2050 Index 3	14.30%	15.40%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that
a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 53
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	18%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
do
cuments will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-140-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.80% for the year ended December 31, 2024. That result compares with a 14.30% gain for the S&P Target Date 2050 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities and consumer discretionary saw
returns above those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Within fixed income holdings, the fund's positioning in emerging markets debt and U.S. Treasuries dampened the contributions from high-yield and corporate bonds. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 1A 2	15.80%	17.16%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2050 Index 3	14.30%	15.40%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fu
n
d statistics
Fund net assets (in thousands)	$ 53
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	18%
Portfolio holdings by fund type
(percent of net assets)

Availability of addit
io
nal information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-140-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.80% for the year ended December 31, 2024. That result
compares
with a 14.30% gain for the S&P Target Date 2050 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns above those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Within fixed income holdings, the fund's positioning in emerging markets debt and U.S. Treasuries dampened the contributions from high-yield and corporate bonds. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 2 2	15.80%	17.16%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2050 Index 3	14.30%	15.40%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 53
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	18%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-140-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2050 Target Date Fund
Class 4
for the year ended December 31,
2024
This annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.80% for the year ended December 31, 2024. That result compares with a 14.30% gain for the S&P Target Date 2050 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities and consumer discretionary saw returns above those of the overall U.S. equities. Holdings in industrials and consumer staples were also meaningful contributors, despite lagging the domestic equities’ absolute return.
Within fixed income holdings, the fund's positioning in emerging markets debt and U.S. Treasuries dampened the contributions from high-yield and corporate bonds. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, utilities and healthcare holdings weighed on the positive impacts of information technology and communication services sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2050 Target Date Fund - Class 4 2	15.80%	17.16%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2050 Index 3	14.30%	15.40%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2050 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in thousands)	$ 53
Total number of portfolio holdings	19
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	18%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-140-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs fo
r the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.87% for the year ended December 31, 2024. That result compares
with a 13.58% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
Meanwhile, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and stability. Also, equities domiciled overseas detracted from the broader portfolio’s return mostly due to the negative impact of materials, utilities, health care and consumer staples sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average an
nual to
tal returns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 1 2	15.87%	16.99%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2045 Index 3	13.58%	14.77%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions a
re reinv
ested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
sta
tistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-139-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.87% for the year ended December 31, 2024.
That
result compares with a 13.58% gain for the S&P Target Date 2045 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
Meanwhile, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and stability. Also, equities domiciled overseas detracted from the broader portfolio’s return mostly due to the negative impact of materials, utilities, health care and consumer staples sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 1A 2	15.87%	16.99%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2045 Index 3	13.58%	14.77%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-139-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.87% for the year ended December 31, 2024. That result compares with a 13.58% gain for the S&P Target Date 2045 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
Meanwhile, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and stability. Also, equities domiciled overseas detracted from the broader portfolio’s return mostly due to the negative impact of materials, utilities, health care and consumer staples sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total re
tu
rns
	1 year	Since inception 1
American Funds IS 2045 Target Date Fund - Class 2 2	15.87%	16.99%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2045 Index 3	13.58%	14.77%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-139-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2045 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 4 shares gained 15.87% for the year ended December 31, 2024. That result compares with a 13.58% gain for the S&P Target Date 2045 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
Domestic equities contributed greatly to the fund’s return for the period, with information technology, communication services and financials being particularly additive. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
Meanwhile, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and stability. Also, equities domiciled overseas detracted from the broader portfolio’s return mostly due to the negative impact of materials, utilities, health care and consumer staples sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 ye ar	Since inception 1
American Funds IS 2045 Target Date Fund - Class 4 2	15.87%	16.99%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2045 Index 3	13.58%	14.77%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2045 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-139-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
c
osts for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 15.04% for the year ended December 31, 2024. That result compares with a 12.87% gain for the
S&P
Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, health care and consumer staples sectors offset the positive impacts of information technology and communication services holdings.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
ret
urns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 1 2	15.04%	16.19%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2040 Index 3	12.87%	14.01%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 276
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percen
t
of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-138-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,0
0
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 15.04% for the year ended December 31, 2024. That result compares with a 12.87% gain for the S&P Target Date 2040 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, health care and consumer staples sectors offset the positive impacts of information technology and communication services holdings.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annu
a
l total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 1A 2	15.04%	16.19%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2040 Index 3	12.87%	14.01%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 276
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(
per
cent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-138-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 15.04% for the year ended December 31, 2024. That result compares with a 12.87% gain for the S&P Target Date 2040 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, health care and consumer staples sectors offset the positive impacts of information technology and communication services holdings.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 2 2	15.04%	16.19%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2040 Index 3	12.87%	14.01%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are rein
v
ested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 276
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-138-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2040 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 55	0.51%
Management's discussion of fund performance
The fund’s Class 4 shares gained 14.77% for the year ended December 31, 2024. That result compares with a 12.87% gain for the S&P Target Date 2040 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the UK economy contracted in the three months to November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, equities domiciled overseas detracted from the broader portfolio’s return as materials, health care and consumer staples sectors offset the positive impacts of information technology and communication services holdings.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
to
tal returns
	1 year	Since inception 1
American Funds IS 2040 Target Date Fund - Class 4 2	14.77%	16.03%
S&P 500 Index 3	25.02%	24.77%
S&P Target Date 2040 Index 3	12.87%	14.01%
Bloomberg U.S. Aggregate Index 3	1.25%	2.47%
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2040 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on May 1, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 276
Total number of portfolio holdings	21
Total advisory fees paid (in thousands)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)

Material fund changes
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by March 1, 2025 at
capitalgroup.com/AFIS-literature-4
or upon request at

(800) 421-4225.
The total annual operating expense ratio for Class 4 shares increased from 0.03% to 0.51% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets as well as an increase in other expenses.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-138-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 12.60% for the year ended December 31, 2024. That result compares with a 11.38% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, overseas equities detracted from the broader portfolio’s return as materials, real estate and health care sectors offset the positive impacts of information technology and communication services holdings.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 1 2	12.60%	8.11%	8.56%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2035 Index 3	11.38%	7.44%	7.81%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.00%
Fixed income funds	25.12%
Growth funds	22.92%
Balanced funds	13.05%
Equity-income funds	7.99
Other assets less liabilities	(0.08	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-135-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 12.51% for the year ended December 31, 2024. That result compares with a 11.38% gain for the S&P Target Date 2035 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, overseas equities detracted from the broader portfolio’s return as materials, real estate and health care sectors offset the positive impacts of information technology and communication services holdings.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 1A 2	12.51%	8.09%	8.55%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2035 Index 3	11.38%	7.44%	7.81%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.00%
Fixed income funds	25.12%
Growth funds	22.92%
Balanced funds	13.05%
Equity-income funds	7.99
Other assets less liabilities	(0.08	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-135-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 12.51% for the year ended December 31, 2024. That result compares with a 11.38% gain for the S&P Target Date 2035 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, overseas equities detracted from the broader portfolio’s return as materials, real estate and health care sectors offset the positive impacts of information technology and communication services holdings.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 2 2	12.51%	8.09%	8.55%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2035 Index 3	11.38%	7.44%	7.81%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.00%
Fixed income funds	25.12%
Growth funds	22.92%
Balanced funds	13.05%
Equity-income funds	7.99
Other assets less liabilities	(0.08	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-135-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2035 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.55%
Management's discussion of fund performance
The fund’s Class 4 shares gained 12.04% for the year ended December 31, 2024. That result compares with a 11.38% gain for the S&P Target Date 2035 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities helped returns for the period, with information technology, communication services and financials sectors adding meaningfully to total return. Likewise, utilities, consumer discretionary and industrials saw returns surpassing those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Also, overseas equities detracted from the broader portfolio’s return as materials, real estate and health care sectors offset the positive impacts of information technology and communication services holdings.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2035 Target Date Fund - Class 4 2	12.04%	7.70%	8.16%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2035 Index 3	11.38%	7.44%	7.81%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2035 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results refle ct fee w
aivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	31.00%
Fixed income funds	25.12%
Growth funds	22.92%
Balanced funds	13.05%
Equity-income funds	7.99
Other assets less liabilities	(0.08	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-135-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class 1 shares gained 10.87% for the year ended December 31, 2024. That result compares with a 9.90% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, consumer discretionary and industrials sectors saw returns surpassing those of the overall U.S. equities. Consumer staples and real estate holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and diversification from equities. Investments in international equities detracted somewhat from the broader portfolio’s return while remaining positive. Within international equities, materials, real estate and health care holdings generated negative returns for the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 1 2	10.87%	6.83%	7.21%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2030 Index 3	9.90%	6.46%	6.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. W
h
en applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-134-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 7	0.07%
Management's discussion of fund performance
The fund’s Class 1A shares gained 10.78% for the year ended December 31, 2024. That result compares with a 9.90% gain for the S&P Target Date 2030 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, consumer discretionary and industrials sectors saw returns surpassing those of the overall U.S. equities. Consumer staples and real estate holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and diversification from equities. Investments in international equities detracted somewhat from the broader portfolio’s return while remaining positive. Within international equities, materials, real estate and health care holdings generated negative returns for the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 1A 2	10.78%	6.81%	7.19%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2030 Index 3	9.90%	6.46%	6.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect app lic
able fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-134-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 7	0.07%
Management's discussion of fund performance
The fund’s Class 2 shares gained 10.87% for the year ended December 31, 2024. That result compares with a 9.90% gain for the S&P Target Date 2030 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, consumer discretionary and industrials sectors saw returns surpassing those of the overall U.S. equities. Consumer staples and real estate holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and diversification from equities. Investments in international equities detracted somewhat from the broader portfolio’s return while remaining positive. Within international equities, materials, real estate and health care holdings generated negative returns for the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total ret
u
rns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 2 2	10.87%	6.83%	7.21%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2030 Index 3	9.90%	6.46%	6.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-134-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2030 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.55%
Management's discussion of fund performance
The fund’s Class 4 shares gained 10.30% for the year ended December 31, 2024. That result compares with a 9.90% gain for the S&P Target Date 2030 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, consumer discretionary and industrials sectors saw returns surpassing those of the overall U.S. equities. Consumer staples and real estate holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for income and diversification from equities. Investments in international equities detracted somewhat from the broader portfolio’s return while remaining positive. Within international equities, materials, real estate and health care holdings generated negative returns for the period.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tota
l
returns
	1 year	5 years	Since inception 1
American Funds IS 2030 Target Date Fund - Class 4 2	10.30%	6.40%	6.78%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2030 Index 3	9.90%	6.46%	6.79%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2030 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2
Total number of portfolio holdings	23
Total advisory fees paid (in millions)	None
Portfolio turnover rate	13%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-134-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 9.13% for the year ended December 31, 2024. That result compares with a 8.44% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for stability and income. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials and real estate holdings were the notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 1 2	9.13%	5.97%	6.30%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2025 Index 3	8.44%	5.55%	5.83%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflec
t f
ee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-133-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 9.13% for the year ended December 31, 2024. That result compares with a 8.44% gain for the S&P Target Date 2025 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for stability and income. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials and real estate holdings were the notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 1A 2	9.13%	5.97%	6.30%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2025 Index 3	8.44%	5.55%	5.83%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable
, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-133-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 9.13% for the year ended December 31, 2024. That result compares with a 8.44% gain for the S&P Target Date 2025 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for stability and income. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials and real estate holdings were the notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 2 2	9.13%	5.97%	6.30%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2025 Index 3	8.44%	5.55%	5.83%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expens
e
s. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-133-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2025 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.56%
Management's discussion of fund performance
The fund’s Class 4 shares gained 8.52% for the year ended December 31, 2024. That result compares with a 8.44% gain for the S&P Target Date 2025 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s domestic equity holdings, particularly driven by information technology, communication services and financials sectors, offered strong positive returns for the fiscal year. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s total result, though they continue to offer opportunities for stability and income. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials and real estate holdings were the notable detractors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2025 Target Date Fund - Class 4 2	8.52%	5.48%	5.82%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2025 Index 3	8.44%	5.55%	5.83%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2025 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offer
e
d on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3
Total number of portfolio holdings	24
Total advisory fees paid (in millions)	None
Portfolio turnover rate	14%
Portfolio holdings by fund type
(percent of net assets)

Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-133-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 8.96% for the year ended December 31, 2024. That result compares with a 8.09% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s absolute result despite positive contributions from high-yield and corporate bonds. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, real estate and health care holdings were the notable detractors though this was somewhat softened by holdings in information technology.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 1 2	8.96%	5.52%	5.79%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2020 Index 3	8.09%	4.88%	5.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are
reinvested
. Any market index shown is unmanaged, and therefore, has no expenses
. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.10%
Growth-and-income funds	21.96%
Equity-income funds	18.04%
Balanced funds	11.98%
Growth funds	2.99
Other assets less liabilities	(0.07	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-132-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 9.06% for the year ended December 31, 2024. That result compares with a 8.09% gain for the S&P Target Date 2020 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s absolute result despite positive contributions from high-yield and corporate bonds. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, real estate and health care holdings were the notable detractors though this was somewhat softened by holdings in information technology.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 1A 2	9.06%	5.54%	5.81%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2020 Index 3	8.09%	4.88%	5.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.10%
Growth-and-income funds	21.96%
Equity-income funds	18.04%
Balanced funds	11.98%
Growth funds	2.99
Other assets less liabilities	(0.07	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-132-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 8.96% for the year ended December 31, 2024. That result compares with a 8.09% gain for the S&P Target Date 2020 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s absolute result despite positive contributions from high-yield and corporate bonds. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, real estate and health care holdings were the notable detractors though this was somewhat softened by holdings in information technology.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 2 2	8.96%	5.52%	5.79%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2020 Index 3	8.09%	4.88%	5.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.10%
Growth-and-income funds	21.96%
Equity-income funds	18.04%
Balanced funds	11.98%
Growth funds	2.99
Other assets less liabilities	(0.07	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-132-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2020 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 57	0.55%
Management's discussion of fund performance
The fund’s Class 4 shares gained 8.45% for the year ended December 31, 2024. That result compares with a 8.09% gain for the S&P Target Date 2020 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities, industrials and consumer discretionary sectors saw returns above those of the overall U.S. equities. Consumer staples holdings were also additive, though below the domestic equities’ overall return.
In general, bond holdings saw lower returns than the portfolio’s absolute result despite positive contributions from high-yield and corporate bonds. Investments in overseas equities detracted somewhat from the broader portfolio’s return while remaining positive. Within overseas equities, materials, real estate and health care holdings were the notable detractors though this was somewhat softened by holdings in information technology.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2020 Target Date Fund - Class 4 2	8.45%	5.04%	5.32%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2020 Index 3	8.09%	4.88%	5.11%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2020 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.10%
Growth-and-income funds	21.96%
Equity-income funds	18.04%
Balanced funds	11.98%
Growth funds	2.99
Other assets less liabilities	(0.07	) %
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-132-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 8.48% for the year ended December 31, 2024. That result compares with a 7.25% gain for the S
&P
Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities and industrials sectors saw returns surpassing those of the overall U.S. equities. Holdings in consumer discretionary and consumer staples were also meaningful contributors despite lagging the domestic equities’ absolute return.
The fund’s bond holdings provided stability and income, however their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate, healthcare and utilities holdings weighed on the positive impacts of the information technology and financials sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 1 2	8.48%	5.23%	5.50%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2015 Index 3	7.25%	4.56%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve st
directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 75
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.32%
Growth-and-income funds	19.89%
Equity-income funds	18.94%
Balanced funds	10.93%
Growth funds	0.00	*
Other assets less liabilities	(0.08	) %
Total	100.00%
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-131-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 8.48% for the year ended December 31, 2024. That result compares with a 7.25% gain for the S&P Target Date 2015 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities and industrials sectors saw returns surpassing those of the overall U.S. equities. Holdings in consumer discretionary and consumer staples were also meaningful contributors despite lagging the domestic equities’ absolute return.
The fund’s bond holdings provided stability and income, however their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate, healthcare and utilities holdings weighed on the positive impacts of the information technology and financials sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 1A 2	8.48%	5.23%	5.50%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2015 Index 3	7.25%	4.56%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.32%
Growth-and-income funds	19.89%
Equity-income funds	18.94%
Balanced funds	10.93%
Growth funds	0.00	*
Other assets less liabilities	(0.08	) %
Total	100.00%
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-131-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 8.48% for the year ended December 31, 2024. That result compares with a 7.25% gain for the S&P Target Date 2015 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities and industrials sectors saw returns surpassing those of the overall U.S. equities. Holdings in consumer discretionary and consumer staples were also meaningful contributors despite lagging the domestic equities’ absolute return.
The fund’s bond holdings provided stability and income, however their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate, healthcare and utilities holdings weighed on the positive impacts of the information technology and financials sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 2 2	8.48%	5.23%	5.50%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2015 Index 3	7.25%	4.56%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.32%
Growth-and-income funds	19.89%
Equity-income funds	18.94%
Balanced funds	10.93%
Growth funds	0.00	*
Other assets less liabilities	(0.08	) %
Total	100.00%
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-131-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2015 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.56%
Management's discussion of fund performance
The fund’s Class 4 shares gained 7.88% for the year ended December 31, 2024. That result compares with a 7.25% gain for the S&P Target Date 2015 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
Overall, domestic equity returns substantially surpassed those of the overall portfolio, with holdings in information technology, financials and communication services being particularly additive. Likewise, utilities and industrials sectors saw returns surpassing those of the overall U.S. equities. Holdings in consumer discretionary and consumer staples were also meaningful contributors despite lagging the domestic equities’ absolute return.
The fund’s bond holdings provided stability and income, however their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate, healthcare and utilities holdings weighed on the positive impacts of the information technology and financials sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2015 Target Date Fund - Class 4 2	7.88%	4.72%	5.00%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2015 Index 3	7.25%	4.56%	4.76%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2015 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as
required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 75
Total number of portfolio holdings	21
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.32%
Growth-and-income funds	19.89%
Equity-income funds	18.94%
Balanced funds	10.93%
Growth funds	0.00	*
Other assets less liabilities	(0.08	) %
Total	100.00%
*Less than 0.01%.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-131-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 1
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1 shares gained 8.10% for the year ended December 31, 2024. That result compares with a 6.74% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities benefitted returns for the period, with information technology, financials, communication services and industrials shares adding meaningfully to total return. Consumer discretionary, utilities and consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate and consumer discretionary holdings weighed on the positive impacts of the information technology and financials sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 1 2	8.10%	4.93%	5.18%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2010 Index 3	6.74%	4.17%	4.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 567
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
 (percent of net assets)
Fixed income funds	50.35%
Equity-income funds	24.94%
Growth-and-income funds	15.85%
Balanced funds	8.95%
Other assets less liabilities	(0.09)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA1ARX-130-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 1A
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-1A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 1A shares gained 8.10% for the year ended December 31, 2024. That result compares with a 6.74% gain for the S&P Target Date 2010 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities benefitted returns for the period, with information technology, financials, communication services and industrials shares adding meaningfully to total return. Consumer discretionary, utilities and consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate and consumer discretionary holdings weighed on the positive impacts of the information technology and financials sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 1A 2	8.10%	4.93%	5.18%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2010 Index 3	6.74%	4.17%	4.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 1A shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 567
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.35%
Equity-income funds	24.94%
Growth-and-income funds	15.85%
Balanced funds	8.95%
Other assets less liabilities	(0.09)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA5ARX-130-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 2
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 2 shares gained 8.10% for the year ended December 31, 2024. That result compares with a 6.74% gain for the S&P Target Date 2010 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities benefitted returns for the period, with information technology, financials, communication services and industrials shares adding meaningfully to total return. Consumer discretionary, utilities and consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate and consumer discretionary holdings weighed on the positive impacts of the information technology and financials sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 2 2	8.10%	4.93%	5.18%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2010 Index 3	6.74%	4.17%	4.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 2 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 567
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.35%
Equity-income funds	24.94%
Growth-and-income funds	15.85%
Balanced funds	8.95%
Other assets less liabilities	(0.09)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA2ARX-130-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
IS 2010 Target Date Fund
Class 4
for the year ended December 31, 2024
This annual shareholder report contains important information about American Funds

IS 2010 Target Date Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/AFIS-literature-4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 58	0.56%
Management's discussion of fund performance
The fund’s Class 4 shares gained 7.62% for the year ended December 31, 2024. That result compares with a 6.74% gain for the S&P Target Date 2010 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/AFIS-returns-4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties of the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined while longer term yields rose.
The portfolio’s focus on domestic equities benefitted returns for the period, with information technology, financials, communication services and industrials shares adding meaningfully to total return. Consumer discretionary, utilities and consumer staples holdings were also additive, though below the domestic equities’ overall return.
While the fund’s bond holdings provided stability and income to the fund, their positive returns were below those of the overall portfolio. Within overseas equities, materials, real estate and consumer discretionary holdings weighed on the positive impacts of the information technology and financials sectors.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	5 years	Since inception 1
American Funds IS 2010 Target Date Fund - Class 4 2	7.62%	4.42%	4.68%
S&P 500 Index 3	25.02%	14.53%	14.94%
S&P Target Date 2010 Index 3	6.74%	4.17%	4.35%
Bloomberg U.S. Aggregate Index 3	1.25%	(0.33) %	(0.29) %
Effective July 24, 2024, the fund's primary benchmark changed from the S&P Target Date 2010 Index (the "Previous Primary Benchmark") to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 4 shares were first offered on December 6, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 567
Total number of portfolio holdings	18
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.35%
Equity-income funds	24.94%
Growth-and-income funds	15.85%
Balanced funds	8.95%
Other assets less liabilities	(0.09)
Total	100.00%
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. INA4ARX-130-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	973,000	None	195,000	None
December 31, 2023	908,000	None	214,000	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	44,000	None	None
December 31, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	239,000
December 31, 2023	214,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Fund Insurance Series® - Portfolio Series
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. INGEFP4-875-0225 © 2025 Capital Group. All rights reserved.

American Funds® Global Growth Portfolio
Investment portfolio December 31, 2024

Growth funds 79.99%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	584,677	$21,580
American Funds Insurance Series - Growth Fund, Class 1	112,112	14,291
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	594,091	10,783
American Funds Insurance Series - International Fund, Class 1	398,969	7,118
American Funds Insurance Series - New World Fund, Class 1	133,787	3,568
Total growth funds (cost: $49,742,000)		57,340
Growth-and-income funds 20.10%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	927,615	14,406
Total growth-and-income funds (cost: $12,137,000)		14,406
Total investment securities 100.09% (cost: $61,879,000)		71,746
Other assets less liabilities (0.09)%		(62)
Net assets 100.00%		$71,684
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 79.99%
American Funds Insurance Series - Global Growth Fund, Class 1	$21,055	$1,741	$3,014	$178	$1,620	$21,580	$385	$613
American Funds Insurance Series - Growth Fund, Class 1	13,973	823	4,158	463	3,190	14,291	80	340
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	10,531	1,841	1,366	(781)	558	10,783	135	382
American Funds Insurance Series - International Fund, Class 1	7,026	825	866	(175)	308	7,118	105	—
American Funds Insurance Series - New World Fund, Class 1	3,517	332	442	33	128	3,568	59	16
						57,340
Growth-and-income funds 20.10%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	14,040	869	2,138	58	1,577	14,406	277	—
Total 100.09%				$(224)	$7,381	$71,746	$1,041	$1,351

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

1	American Funds Insurance Series - Portfolio Series

American Funds® Growth and Income Portfolio
Investment portfolio December 31, 2024

Growth funds 9.94%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	302,885	$38,609
Total growth funds (cost: $21,191,000)		38,609
Growth-and-income funds 39.90%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	4,990,234	77,498
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	2,301,427	38,802
American Funds Insurance Series - Growth-Income Fund, Class 1	556,686	38,740
Total growth-and-income funds (cost: $125,956,000)		155,040
Asset allocation funds 5.03%
American Funds Insurance Series - Asset Allocation Fund, Class 1	750,411	19,541
Total asset allocation funds (cost: $19,890,000)		19,541
Equity-income funds 9.94%
American Funds Insurance Series - Capital Income Builder, Class 1	3,119,198	38,647
Total equity-income funds (cost: $30,573,000)		38,647
Balanced funds 4.93%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	1,478,703	19,164
Total balanced funds (cost: $17,716,000)		19,164
Fixed income funds 30.34%
American Funds Insurance Series - The Bond Fund of America, Class 1	12,717,918	117,894
Total fixed income funds (cost: $136,990,000)		117,894
Total investment securities 100.08% (cost: $352,316,000)		388,895
Other assets less liabilities (0.08)%		(326)
Net assets 100.00%		$388,569

American Funds Insurance Series - Portfolio Series	2

American Funds® Growth and Income Portfolio (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.94%
American Funds Insurance Series - Growth Fund, Class 1	$35,788	$3,177	$9,935	$1,941	$7,638	$38,609	$209	$854
Growth-and-income funds 39.90%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	71,749	5,915	8,708	(1,688)	10,230	77,498	1,441	—
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	35,927	1,729	4,529	594	5,081	38,802	680	300
American Funds Insurance Series - Growth-Income Fund, Class 1	35,921	2,683	5,974	952	5,158	38,740	498	1,655
						155,040
Asset allocation funds 5.03%
American Funds Insurance Series - Asset Allocation Fund, Class 1	18,020	1,343	1,467	(208)	1,853	19,541	453	792
Equity-income funds 9.94%
American Funds Insurance Series - Capital Income Builder, Class 1	35,927	3,168	2,793	112	2,233	38,647	1,361	—
Balanced funds 4.93%
American Funds Insurance Series - American Funds Global Balanced Fund, Class 1	18,024	978	682	39	805	19,164	381	—
Fixed income funds 30.34%
American Funds Insurance Series - The Bond Fund of America, Class 1	106,871	18,785	4,474	10	(3,298)	117,894	5,002	—
Total 100.08%				$1,752	$29,700	$388,895	$10,025	$3,601

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

3	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth Portfolio
Investment portfolio December 31, 2024

Growth funds 54.60%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,183,870	$533,318
American Funds Insurance Series – Global Growth Fund, Class 1	7,278,144	268,636
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	9,919,446	180,038
Total growth funds (cost: $752,086,000)		981,992
Growth-and-income funds 19.91%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,857,200	268,423
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	5,312,052	89,561
Total growth-and-income funds (cost: $270,641,000)		357,984
Fixed income funds 20.19%
American Funds Insurance Series – The Bond Fund of America, Class 1	39,168,422	363,091
Total fixed income funds (cost: $373,280,000)		363,091
Short-term securities 5.06%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	91,099,833	91,100
Total short-term securities (cost: $91,100,000)		91,100
Options purchased (equity style) 0.25%
Options purchased (equity style)*		4,512
Total options purchased (cost: $6,636,000)		4,512
Total investment securities 100.01% (cost: $1,493,743,000)		1,798,679
Other assets less liabilities (0.01)%		(240)
Net assets 100.00%		$1,798,439
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	45	USD26,467	USD3,950.00	3/21/2025	$28
S&P 500 Index	50	29,408	3,975.00	3/21/2025	31
S&P 500 Index	95	55,875	4,050.00	3/21/2025	62
S&P 500 Index	25	14,704	4,100.00	3/21/2025	17
S&P 500 Index	115	67,639	4,150.00	3/21/2025	81
S&P 500 Index	40	23,527	4,175.00	3/21/2025	30
S&P 500 Index	10	5,882	4,225.00	3/21/2025	8
S&P 500 Index	10	5,882	4,250.00	3/21/2025	8
S&P 500 Index	100	58,816	4,025.00	6/20/2025	187
S&P 500 Index	215	126,455	4,050.00	6/20/2025	400
S&P 500 Index	15	8,822	4,150.00	6/20/2025	31
S&P 500 Index	1,310	770,494	4,325.00	6/20/2025	3,196
S&P 500 Index	140	82,343	4,400.00	6/20/2025	363

American Funds Insurance Series - Portfolio Series	4

American Funds® Managed Risk Growth Portfolio (continued)
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
S&P 500 Index	10	USD5,882	USD4,450.00	6/20/2025	$27
S&P 500 Index	15	8,822	4,475.00	6/20/2025	43
					$4,512
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
Nikkei 225 (OSE) Index Futures	Short	3	3/13/2025	USD(751)	$(1)
Japanese Yen Currency Futures	Short	12	3/17/2025	(962)	— [2]
British Pound Currency Futures	Short	15	3/17/2025	(1,172)	2
Euro Currency Futures	Short	31	3/17/2025	(4,026)	19
S&P 500 E-mini Index Futures	Long	16	3/21/2025	4,749	(55)
FTSE 100 Index Futures	Short	13	3/21/2025	(1,328)	(5)
Russell 2000 E-mini Index Futures	Short	23	3/21/2025	(2,587)	18
Mini MSCI Emerging Markets Index Futures	Short	68	3/21/2025	(3,651)	53
Euro Stoxx 50 Index Futures	Short	101	3/21/2025	(5,121)	(24)
S&P Mid 400 E-mini Index Futures	Short	17	3/21/2025	(5,349)	20
5 Year U.S. Treasury Note Futures	Long	31	3/31/2025	3,295	(26)
					$1

5	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth Portfolio (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.60%
American Funds Insurance Series – Growth Fund, Class 1	$519,611	$70,395	$192,670	$60,709	$75,273	$533,318	$2,935	$12,388
American Funds Insurance Series – Global Growth Fund, Class 1	259,806	43,054	57,222	1,449	21,549	268,636	4,755	7,436
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	173,258	47,110	37,203	3,028	(6,155)	180,038	2,205	6,186
						981,992
Growth-and-income funds 19.91%
American Funds Insurance Series – Growth-Income Fund, Class 1	259,806	23,083	58,080	5,292	38,322	268,423	3,496	11,936
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	86,547	8,697	19,208	(351)	13,876	89,561	1,609	720
						357,984
Fixed income funds 20.19%
American Funds Insurance Series – The Bond Fund of America, Class 1	346,352	141,359	114,179	(5,581)	(4,860)	363,091	15,803	—
Total 94.70%				$64,546	$138,005	$1,703,067	$30,803	$38,666

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	6

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio December 31, 2024

Growth funds 9.90%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,048,880	$133,701
Total growth funds (cost: $93,202,000)		133,701
Growth-and-income funds 49.84%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	21,678,724	336,671
American Funds Insurance Series – Growth-Income Fund, Class 1	2,900,037	201,814
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	7,995,331	134,801
Total growth-and-income funds (cost: $518,526,000)		673,286
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,593,204	67,527
Total asset allocation funds (cost: $63,197,000)		67,527
Equity-income funds 15.05%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	16,416,978	203,406
Total equity-income funds (cost: $185,572,000)		203,406
Fixed income funds 15.06%
American Funds Insurance Series – The Bond Fund of America, Class 1	21,942,434	203,406
Total fixed income funds (cost: $209,679,000)		203,406
Short-term securities 4.91%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	66,351,257	66,351
Total short-term securities (cost: $66,351,000)		66,351
Options purchased (equity style) 0.25%
Options purchased (equity style)*		3,415
Total options purchased (cost: $5,464,000)		3,415
Total investment securities 100.01% (cost: $1,141,991,000)		1,351,092
Other assets less liabilities (0.01)%		(118)
Net assets 100.00%		$1,350,974
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	30	USD17,645	USD3,950.00	3/21/2025	$18
S&P 500 Index	50	29,408	3,975.00	3/21/2025	31
S&P 500 Index	70	41,171	4,050.00	3/21/2025	45

7	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Growth and Income Portfolio (continued)
*Options purchased (equity style) (continued)

Equity index options (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
S&P 500 Index	55	USD32,349	USD4,100.00	3/21/2025	$38
S&P 500 Index	255	149,982	4,125.00	3/21/2025	181
S&P 500 Index	20	11,763	4,150.00	3/21/2025	14
S&P 500 Index	40	23,526	4,175.00	3/21/2025	30
S&P 500 Index	25	14,704	4,225.00	3/21/2025	20
S&P 500 Index	95	55,875	4,025.00	6/20/2025	178
S&P 500 Index	130	76,461	4,050.00	6/20/2025	242
S&P 500 Index	10	5,882	4,150.00	6/20/2025	20
S&P 500 Index	900	529,347	4,325.00	6/20/2025	2,196
S&P 500 Index	80	47,053	4,400.00	6/20/2025	208
S&P 500 Index	20	11,763	4,450.00	6/20/2025	55
S&P 500 Index	10	5,882	4,475.00	6/20/2025	29
S&P 500 Index	10	5,882	4,550.00	6/20/2025	31
S&P 500 Index	25	14,704	4,575.00	6/20/2025	79
					$3,415
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
Nikkei 225 (OSE) Index Futures	Short	2	3/13/2025	USD(501)	$2
Japanese Yen Currency Futures	Short	6	3/17/2025	(481)	— [2]
British Pound Currency Futures	Short	14	3/17/2025	(1,094)	2
Euro Currency Futures	Short	19	3/17/2025	(2,467)	11
S&P 500 E-mini Index Futures	Long	38	3/21/2025	11,278	(130)
Russell 2000 E-mini Index Futures	Short	1	3/21/2025	(112)	2
FTSE 100 Index Futures	Short	14	3/21/2025	(1,430)	(6)
Mini MSCI Emerging Markets Index Futures	Short	34	3/21/2025	(1,825)	25
S&P Mid 400 E-mini Index Futures	Short	6	3/21/2025	(1,888)	3
Euro Stoxx 50 Index Futures	Short	69	3/21/2025	(3,498)	(16)
5 Year U.S. Treasury Note Futures	Long	90	3/31/2025	9,567	(75)
					$(182)

American Funds Insurance Series - Portfolio Series	8

American Funds® Managed Risk Growth and Income Portfolio (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.90%
American Funds Insurance Series – Growth Fund, Class 1	$134,174	$26,233	$61,696	$19,621	$15,369	$133,701	$739	$3,183
Growth-and-income funds 49.84%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	335,244	36,136	74,646	7,409	32,528	336,671	6,438	—
American Funds Insurance Series – Growth-Income Fund, Class 1	201,197	20,101	53,218	12,926	20,808	201,814	2,629	9,197
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	134,174	10,026	30,376	5,991	14,986	134,801	2,422	1,111
						673,286
Asset allocation funds 5.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	67,023	5,425	11,056	(1,484)	7,619	67,527	1,589	2,933
Equity-income funds 15.05%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	201,197	30,481	41,350	6,820	6,258	203,406	7,423	—
Fixed income funds 15.05%
American Funds Insurance Series – The Bond Fund of America, Class 1	201,198	71,265	63,322	(3,465)	(2,270)	203,406	8,895	—
Total 94.84%				$47,818	$95,298	$1,281,326	$30,135	$16,424

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

9	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio December 31, 2024

Growth funds 24.89%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,455,189	$90,621
Total growth funds (cost: $76,696,000)		90,621
Growth-and-income funds 24.90%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	5,837,512	90,656
Total growth-and-income funds (cost: $74,977,000)		90,656
Asset allocation funds 10.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,397,892	36,401
Total asset allocation funds (cost: $33,377,000)		36,401
Equity-income funds 5.01%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	1,473,341	18,255
Total equity-income funds (cost: $16,693,000)		18,255
Balanced funds 20.00%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	5,620,656	72,844
Total balanced funds (cost: $70,761,000)		72,844
Fixed income funds 10.03%
American Funds Insurance Series – Capital World Bond Fund, Class 1	3,792,169	36,519
Total fixed income funds (cost: $37,092,000)		36,519
Short-term securities 4.87%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	17,732,583	17,733
Total short-term securities (cost: $17,733,000)		17,733
Options purchased (equity style) 0.23%
Options purchased (equity style)*		838
Total options purchased (cost: $1,468,000)		838
Total investment securities 99.93% (cost: $328,797,000)		363,867
Other assets less liabilities 0.07%		237
Net assets 100.00%		$364,104

American Funds Insurance Series - Portfolio Series	10

American Funds® Managed Risk Global Allocation Portfolio (continued)
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	70	USD41,171	USD4,125.00	3/21/2025	$50
S&P 500 Index	100	58,816	4,150.00	3/21/2025	70
S&P 500 Index	30	17,645	4,175.00	3/21/2025	22
S&P 500 Index	15	8,822	4,225.00	3/21/2025	12
S&P 500 Index	60	35,290	4,025.00	6/20/2025	112
S&P 500 Index	170	99,988	4,325.00	6/20/2025	415
S&P 500 Index	35	20,586	4,400.00	6/20/2025	91
S&P 500 Index	10	5,882	4,450.00	6/20/2025	27
S&P 500 Index	10	5,882	4,300.00	9/19/2025	39
					$838
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
S&P 500 E-mini Index Futures	Long	31	3/21/2025	USD9,200	$(50)
Mini MSCI Emerging Markets Index Futures	Short	3	3/21/2025	(161)	— [2]
5 Year U.S. Treasury Note Futures	Long	34	3/31/2025	3,614	(29)
					$(79)

11	American Funds Insurance Series - Portfolio Series

American Funds® Managed Risk Global Allocation Portfolio (continued)
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.89%
American Funds Insurance Series – Global Growth Fund, Class 1	$95,353	$15,231	$28,569	$5,317	$3,289	$90,621	$1,640	$2,678
Growth-and-income funds 24.90%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	76,260	24,498	18,616	2,758	5,756	90,656	1,678	—
Asset allocation funds 10.00%
American Funds Insurance Series – Asset Allocation Fund, Class 1	38,148	3,456	8,659	376	3,080	36,401	869	1,646
Equity-income funds 5.01%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	19,056	2,457	4,495	396	841	18,255	682	—
Balanced funds 20.00%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	76,261	5,729	12,795	(1,375)	5,024	72,844	1,515	—
Fixed income funds 10.03%
American Funds Insurance Series – Capital World Bond Fund, Class 1	57,204	16,636	35,245	1,538	(3,614)	36,519	1,011	—
Total 94.83%				$9,010	$14,376	$345,296	$7,395	$4,324

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	12

Financial statements
Statements of assets and liabilities at December 31, 2024
(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$—	$—	$95,612	$69,766	$18,571
	Affiliated issuers	71,746	388,895	1,703,067	1,281,326	345,296
	Cash collateral pledged for futures contracts	—	—	1,163	1,041	568
	Receivables for:
	Sales of investments	53	—	967	2,015	348
	Sales of fund’s shares	15	740	—	—	—
	Dividends	—	—	360	270	73
		71,814	389,635	1,801,169	1,354,418	364,856
	Liabilities:
	Payables for:
	Purchases of investments	13	732	—	—	—
	Repurchases of fund’s shares	55	8	1,018	2,121	366
	Investment advisory services	—	—	156	117	31
	Insurance administrative fees	46	242	1,137	861	234
	Services provided by related parties	15	80	378	285	77
	Trustees’ deferred compensation	1	4	20	16	5
	Variation margin on futures contracts	—	—	21	44	39
		130	1,066	2,730	3,444	752
	Net assets at December 31, 2024	$71,684	$388,569	$1,798,439	$1,350,974	$364,104
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$61,896	$344,106	$1,815,049	$1,315,742	$373,708
	Total distributable earnings (accumulated loss)	9,788	44,463	(16,610)	35,232	(9,604)
	Net assets at December 31, 2024	$71,684	$388,569	$1,798,439	$1,350,974	$364,104
	Investment securities, at cost:
	Unaffiliated issuers	$—	$—	$97,736	$71,815	$19,201
	Affiliated issuers	61,879	352,316	1,396,007	1,070,176	309,596

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 4:	Net assets	$71,684	$388,569
	Shares outstanding	5,438	30,789	Not applicable	Not applicable	Not applicable
	Net asset value per share	$13.18	$12.62
Class P2:	Net assets			$1,798,439	$1,350,974	$364,104
	Shares outstanding	Not applicable	Not applicable	180,732	131,629	36,740
	Net asset value per share			$9.95	$10.26	$9.91

Refer to the notes to financial statements.

13	American Funds Insurance Series - Portfolio Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024
(dollars in thousands)

	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$—	$—	$4,351	$3,345	$932
Affiliated issuers	1,041	10,025	30,803	30,135	7,395
	1,041	10,025	35,154	33,480	8,327
Fees and expenses:
Investment advisory services	—	—	2,689	2,062	572
Distribution services	181	937	4,481	3,437	953
Insurance administrative services	181	937	4,481	3,437	953
Transfer agent services	— *	— *	— *	— *	— *
Accounting and administrative services	—	—	91	82	62
Reports to shareholders	1	4	—	—	—
Registration statement and prospectus	2	4	27	22	7
Trustees’ compensation	— *	2	11	8	2
Auditing and legal	2	8	45	36	15
Custodian	3	12	2	3	3
Other	— *	— *	31	20	1
Total fees and expenses before waivers/reimbursements	370	1,904	11,858	9,107	2,568
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	896	687	191
Total fees and expenses after waivers/reimbursements	370	1,904	10,962	8,420	2,377
Net investment income	671	8,121	24,192	25,060	5,950
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in:
Unaffiliated issuers	—	—	(10,706)	(8,425)	(2,164)
Affiliated issuers	(224)	1,752	64,546	47,818	9,010
Futures contracts	—	—	(22,856)	(16,836)	(1,529)
Currency transactions	—	—	72	75	20
Capital gain distributions received from affiliated issuers	1,351	3,601	38,666	16,424	4,324
	1,127	5,353	69,722	39,056	9,661
Net unrealized appreciation (depreciation) on:
Investments in:
Unaffiliated issuers	—	—	1,388	763	225
Affiliated issuers	7,381	29,700	138,005	95,298	14,376
Futures contracts	—	—	(1,220)	(1,242)	(351)
	7,381	29,700	138,173	94,819	14,250
Net realized gain (loss) and unrealized appreciation (depreciation)	8,508	35,053	207,895	133,875	23,911
Net increase (decrease) in net assets resulting from operations	$9,179	$43,174	$232,087	$158,935	$29,861
*
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series - Portfolio Series	14

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	Global Growth Portfolio		Growth and Income Portfolio		Managed Risk Growth Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$671	$448	$8,121	$6,682	$24,192	$17,265
Net realized gain (loss)	1,127	(728)	5,353	(2,134)	69,722	(92,431)
Net unrealized appreciation (depreciation)	7,381	13,808	29,700	45,890	138,173	312,394
Net increase in net assets resulting from operations	9,179	13,528	43,174	50,438	232,087	237,228
Distributions paid to shareholders	(898)	(9,339)	(6,850)	(31,696)	(22,480)	(289,873)
Net capital share transactions	(6,684)	4,571	(5,696)	13,971	(140,992)	207,441
Total increase (decrease) in net assets	1,597	8,760	30,628	32,713	68,615	154,796
Net assets:
Beginning of year	70,087	61,327	357,941	325,228	1,729,824	1,575,028
End of year	$71,684	$70,087	$388,569	$357,941	$1,798,439	$1,729,824

	Managed Risk Growth and Income Portfolio		Managed Risk Global Allocation Portfolio
	Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023
Operations:
Net investment income	$25,060	$22,633	$5,950	$3,731
Net realized gain (loss)	39,056	(98,224)	9,661	(12,527)
Net unrealized appreciation (depreciation)	94,819	219,384	14,250	46,328
Net increase in net assets resulting from operations	158,935	143,793	29,861	37,532
Distributions paid to shareholders	(23,931)	(205,353)	(4,495)	(37,928)
Net capital share transactions	(123,819)	130,568	(42,446)	8,683
Total increase (decrease) in net assets	11,185	69,008	(17,080)	8,287
Net assets:
Beginning of year	1,339,789	1,270,781	381,184	372,897
End of year	$1,350,974	$1,339,789	$364,104	$381,184
Refer to the notes to financial statements.

15	American Funds Insurance Series - Portfolio Series

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 34 different funds (the “funds”), including five funds in the series covered in this report. The other 29 funds in the series are covered in separate reports. Twenty-three funds in the series are covered in the American Funds Insurance Series report and six funds in the series are covered in the American Funds Insurance Series — Target Date Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and
Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), three of which are covered in this report.
The managed risk funds covered in this report are Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
The investment objective(s) for each fund in the American Funds Insurance Series – Portfolio Series are as follows:
Global Growth Portfolio — Seeks to provide long-term growth of capital.
Growth and Income Portfolio — Seeks to provide long-term growth of capital while providing current income.
Managed Risk Growth Portfolio — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.
Managed Risk Growth and Income Portfolio — Seeks to provide long-term growth of capital and current income while seeking to manage volatility and provide downside protection.
Managed Risk Global Allocation Portfolio — Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Each fund offers one share class (Class 4 for Global Growth Portfolio and Growth and Income Portfolio, and Class P2 for the three managed risk funds). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

American Funds Insurance Series - Portfolio Series	16

Operating segments — In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.
Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

17	American Funds Insurance Series - Portfolio Series

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of December 31, 2024, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a non-diversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the non-diversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by a fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds.
Market conditions — The prices of, and the income generated by, the securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of each fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and

American Funds Insurance Series - Portfolio Series	18

conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds, which could impact the liquidity of the funds’ portfolios. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying funds’ rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance

19	American Funds Insurance Series - Portfolio Series

existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses or may be forced to sell at a loss.
Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.
Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and  futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.
Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which the fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the

American Funds Insurance Series - Portfolio Series	20

underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, a fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.
Short positions — A fund may suffer losses from short positions in futures and options contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in future delivery contracts — The underlying funds may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While the underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the underlying fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause each fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Asset allocation — A certain fund’s percentage allocation to equity securities, debt securities and money market instruments (through its investments in the underlying funds) could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.
Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa.

21	American Funds Insurance Series - Portfolio Series

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. To the extent that the fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on a managed risk fund’s investment results.
Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. The occurrence of either or both of these events could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Options contracts — The managed risk funds have entered into options contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

American Funds Insurance Series - Portfolio Series	22

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:
Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. The average month-end notional amount of options contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,285,854,000, $1,039,739,000 and $258,353,000, respectively.
Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in each fund’s statement of assets and liabilities.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $69,413,000, $68,939,000 and $4,308,000, respectively.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from the managed risk funds’ use of options purchased and futures contracts as of December 31, 2024 (dollars in thousands):
Managed Risk Growth Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers*	$4,512	Investment securities from unaffiliated issuers*	$—
Futures	Currency	Unrealized appreciation†	21	Unrealized depreciation†	—
Futures	Equity	Unrealized appreciation†	91	Unrealized depreciation†	(85)
Futures	Interest	Unrealized appreciation†	—	Unrealized depreciation†	(26)
			$4,624		$(111)

Refer to the end of the tables for footnotes.

23	American Funds Insurance Series - Portfolio Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(10,706)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$1,388
Futures	Currency	Net realized gain (loss) on futures contracts	(996)	Net unrealized appreciation (depreciation) on futures contracts	21
Futures	Equity	Net realized gain (loss) on futures contracts	(21,838)	Net unrealized appreciation (depreciation) on futures contracts	(1,128)
Futures	Interest	Net realized gain (loss) on futures contracts	(22)	Net unrealized appreciation (depreciation) on futures contracts	(113)
			$(33,562)		$168
Managed Risk Growth and Income Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers*	$3,415	Investment securities from unaffiliated issuers*	$—
Futures	Currency	Unrealized appreciation†	13	Unrealized depreciation†	—
Futures	Equity	Unrealized appreciation†	32	Unrealized depreciation†	(152)
Futures	Interest	Unrealized appreciation†	—	Unrealized depreciation†	(75)
			$3,460		$(227)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(8,425)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$763
Futures	Currency	Net realized gain (loss) on futures contracts	(1,064)	Net unrealized appreciation (depreciation) on futures contracts	13
Futures	Equity	Net realized gain (loss) on futures contracts	(15,691)	Net unrealized appreciation (depreciation) on futures contracts	(861)
Futures	Interest	Net realized gain (loss) on futures contracts	(81)	Net unrealized appreciation (depreciation) on futures contracts	(394)
			$(25,261)		$(479)
Managed Risk Global Allocation Portfolio
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased	Equity	Investment securities from unaffiliated issuers*	$838	Investment securities from unaffiliated issuers*	$—
Futures	Equity	Unrealized appreciation†	—	Unrealized depreciation†	(50)
Futures	Interest	Unrealized appreciation†	—	Unrealized depreciation†	(29)
			$838		$(79)

Refer to the end of the tables for footnotes.

American Funds Insurance Series - Portfolio Series	24

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,164)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$225
Futures	Currency	Net realized gain (loss) on futures contracts	(189)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,309)	Net unrealized appreciation (depreciation) on futures contracts	(199)
Futures	Interest	Net realized gain (loss) on futures contracts	(31)	Net unrealized appreciation (depreciation) on futures contracts	(152)
			$(3,693)		$(126)
*
Includes options purchased as reported in the fund’s investment portfolio.
†
Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
Collateral — Funds that invest in options and futures contracts participate in a collateral program. The program calls for each fund to pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, net capital losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

25	American Funds Insurance Series - Portfolio Series

Additional tax basis disclosures for each fund as of December 31, 2024, were as follows (dollars in thousands):
	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Undistributed ordinary income	$707	$7,613	$22,054	$20,742	$5,145
Undistributed long-term capital gains	549	4,013	—	—	—
Capital loss carryforward	—	—	(22,945)	(46,726)	(4,145)
Capital loss carryforward utilized	—	1,448	13,627	22,025	546
Gross unrealized appreciation on investments	12,924	53,447	319,370	219,670	36,986
Gross unrealized depreciation on investments	(4,391)	(20,606)	(335,089)	(158,453)	(47,590)
Net unrealized appreciation (depreciation) on investments	8,533	32,841	(15,719)	61,217	(10,604)
Cost of investments	63,213	356,054	1,814,398	1,289,693	374,391
Reclassification to total accumulated loss from capital paid in on shares of beneficial interest	1	—	—	—	—
*
Each fund’s capital loss carryforwards will be used to offset any capital gains realized by each fund in future years. Each fund will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Portfolio
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$627	$271	$898	$538	$8,801	$9,339
Growth and Income Portfolio
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 4	$6,850	$—	$6,850	$6,344	$25,352	$31,696
Managed Risk Growth Portfolio
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$22,480	$—	$22,480	$17,089	$272,784	$289,873
Managed Risk Growth and Income Portfolio
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$23,931	$—	$23,931	$22,880	$182,473	$205,353

American Funds Insurance Series - Portfolio Series	26

Managed Risk Global Allocation Portfolio
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P2	$4,495	$—	$4,495	$2,994	$34,934	$37,928
7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.150% of daily net assets for the three managed risk funds. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to
Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.
Investment advisory services waivers — CRMC waived a portion of the investment advisory services fees equal to 0.05% of each fund’s daily net assets for the three managed risk funds. For the year ended December 31, 2024, total investment advisory services fees waived by CRMC were $1,774,000. CRMC does not intend to recoup these waivers. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.25% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 4	0.25%	0.25%
Class P2	0.25	0.50
Insurance administrative services — The series has an insurance administrative services plan for all share classes. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

27	American Funds Insurance Series - Portfolio Series

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fee at the annual rate of 0.03% of average daily net assets from the Class 1 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Accounting and administrative services — The three managed risk funds have a subadministration agreement with Bank of New York Mellon ("BNY Mellon") under which each fund compensates BNY Mellon for providing accounting and administrative services. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
9. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
Global Growth Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 4	$4,370	343	$898	69	$(11,952)	(943)	$(6,684)	(531)
Year ended December 31, 2023
Class 4	$6,159	543	$9,339	871	$(10,927)	(972)	$4,571	442

American Funds Insurance Series - Portfolio Series	28

Growth and Income Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 4	$25,399	2,061	$6,850	568	$(37,945)	(3,118)	$(5,696)	(489)
Year ended December 31, 2023
Class 4	$15,328	1,393	$31,696	2,997	$(33,053)	(3,015)	$13,971	1,375
Managed Risk Growth Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P2	$20,420	2,147	$22,480	2,338	$(183,892)	(19,287)	$(140,992)	(14,802)
Year ended December 31, 2023
Class P2	$36,782	4,216	$289,873	35,480	$(119,214)	(13,524)	$207,441	26,172
Managed Risk Growth and Income Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P2	$15,900	1,633	$23,932	2,405	$(163,651)	(16,430)	$(123,819)	(12,392)
Year ended December 31, 2023
Class P2	$28,905	3,036	$205,353	23,620	$(103,690)	(11,238)	$130,568	15,418
Managed Risk Global Allocation Portfolio
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P2	$3,721	379	$4,495	454	$(50,662)	(5,151)	$(42,446)	(4,318)
Year ended December 31, 2023
Class P2	$6,437	713	$37,928	4,344	$(35,682)	(3,895)	$8,683	1,162
10. Ownership concentration

At December 31, 2024, Managed Risk Growth and Income Portfolio held 18% and 15% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, Managed Risk Global Allocation Portfolio held 18% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

29	American Funds Insurance Series - Portfolio Series

11. Investment transactions

Each fund engaged in purchases and sales of investment securities during the year ended December 31, 2024, as follows (dollars in thousands):
	Global Growth Portfolio	Growth and Income Portfolio	Managed Risk Growth Portfolio	Managed Risk Growth and Income Portfolio	Managed Risk Global Allocation Portfolio
Purchases of investment securities*	$6,432	$37,779	$333,698	$199,667	$68,007
Sales of investment securities*	11,984	38,564	478,562	335,664	108,378
*
Excludes short-term securities and U.S. government obligations, if any.

American Funds Insurance Series - Portfolio Series	30

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,3]	Net effective expense ratio[2,4,5]	Ratio of net income (loss) to average net assets[2]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
Global Growth Portfolio
Class 4:
12/31/2024	$11.74	$.12	$1.48	$1.60	$(.11 )	$(.05 )	$(.16 )	$13.18	13.64%	$72	.51%	.51%	.96%	.93%
12/31/2023	11.09	.08	2.31	2.39	(.10 )	(1.64)	(1.74)	11.74	23.03	70.51		.51	.96	.68
12/31/2022	17.34	.08	(4.30)	(4.22)	(.31 )	(1.72)	(2.03)	11.09	(24.75)	61.51		.51	.98	.66
12/31/2021	15.58	.08	2.02	2.10	(.05 )	(.29 )	(.34 )	17.34	13.49	84.52		.52	1.04	.48
12/31/2020	13.35	.03	2.91	2.94	(.12 )	(.59 )	(.71 )	15.58	23.80	71.55		.55	1.15	.24
Growth and Income Portfolio
Class 4:
12/31/2024	$11.44	$.26	$1.14	$1.40	$(.22 )	$—	$(.22 )	$12.62	12.37%	$389	.51%	.51%	.82%	2.17%
12/31/2023	10.88	.22	1.41	1.63	(.21 )	(.86 )	(1.07)	11.44	15.86	358.51		.51	.80	1.97
12/31/2022	14.44	.22	(2.46)	(2.24)	(.31 )	(1.01)	(1.32)	10.88	(15.74)	325.51		.51	.80	1.88
12/31/2021	13.25	.18	1.44	1.62	(.23 )	(.20 )	(.43 )	14.44	12.32	377.52		.52	.84	1.28
12/31/2020	12.13	.18	1.53	1.71	(.22 )	(.37 )	(.59 )	13.25	14.86	313.52		.52	.91	1.49
Managed Risk Growth Portfolio
Class P2:
12/31/2024	$8.85	$.13	$1.09	$1.22	$(.12 )	$—	$(.12 )	$9.95	13.84%	$1,798	.66%	.61%	.95%	1.35%
12/31/2023	9.30	.09	1.21	1.30	(.10 )	(1.65)	(1.75)	8.85	15.57	1,730.66		.61	.95	1.06
12/31/2022	13.80	.07	(2.80)	(2.73)	(.19 )	(1.58)	(1.77)	9.30	(20.36)	1,575.66		.61	.94	.69
12/31/2021	12.52	.03	1.38	1.41	(.13 )	—	(.13 )	13.80	11.29	1,994.66		.61	.98	.24
12/31/2020	11.61	.07	1.38	1.45	(.13 )	(.41 )	(.54 )	12.52	13.35	1,753.66		.61	1.03	.65
Managed Risk Growth and Income Portfolio
Class P2:
12/31/2024	$9.30	$.18	$.95	$1.13	$(.17 )	$—	$(.17 )	$10.26	12.26%	$1,351	.66%	.61%	.91%	1.82%
12/31/2023	9.88	.16	.88	1.04	(.18 )	(1.44)	(1.62)	9.30	11.71	1,340.66		.61	.92	1.75
12/31/2022	12.70	.16	(2.05)	(1.89)	(.28 )	(.65 )	(.93 )	9.88	(15.10)	1,271.66		.61	.89	1.53
12/31/2021	11.58	.13	1.13	1.26	(.14 )	—	(.14 )	12.70	10.93	1,535.66		.61	.94	1.07
12/31/2020	11.55	.13	.39	.52	(.18 )	(.31 )	(.49 )	11.58	4.96	1,390.66		.61	1.02	1.16
Managed Risk Global Allocation Portfolio
Class P2:
12/31/2024	$9.28	$.15	$.60	$.75	$(.12 )	$—	$(.12 )	$9.91	8.05%	$364	.67%	.62%	1.03%	1.56%
12/31/2023	9.35	.09	.83	.92	(.08 )	(.91 )	(.99 )	9.28	10.52	381.67		.62	1.02	1.01
12/31/2022	12.69	.04	(2.32)	(2.28)	(.17 )	(.89 )	(1.06)	9.35	(18.25)	373.66		.61	1.04	.40
12/31/2021	11.76	.08	.94	1.02	(.09 )	—	(.09 )	12.69	8.70	482.67		.62	1.13	.68
12/31/2020	11.60	.07	.52	.59	(.12 )	(.31 )	(.43 )	11.76	5.65	448.68		.63	1.20	.61
Refer to the next page for footnotes.

31	American Funds Insurance Series - Portfolio Series

Financial highlights (continued)

Portfolio turnover rate	Year ended December 31,				2020
	2024	2023	2022	2021
Global Growth Portfolio	9%	14%	13%	36%	14%
Growth and Income Portfolio	10	24	7	36	7
Managed Risk Growth Portfolio	20	35	80	46	80
Managed Risk Growth and Income Portfolio	15	35	72	44	73
Managed Risk Global Allocation Portfolio	19	31	66	29	49

[1]	Based on average shares outstanding.
[2]
This column reflects the impact of certain waivers/reimbursements from CRMC. During the years shown, CRMC waived a portion of investment advisory services fees on each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the funds.

[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Unaudited.

American Funds Insurance Series - Portfolio Series	32

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of American Funds Global Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of American Funds Global Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Managed Risk Growth Portfolio, American Funds Managed Risk Growth and Income Portfolio and American Funds Managed Risk Global Allocation Portfolio (five of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 12, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

33	American Funds Insurance Series - Portfolio Series

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Insurance Series — Portfolio Series	34

American Funds Insurance Series® - Target Date Series
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. INGEFP4-988-0225 © 2025 Capital Group. All rights reserved.

American Funds® IS 2070 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 48.86%	Shares	Value (000)
New Perspective Fund, Class R-6	143	$9
SMALLCAP World Fund, Inc., Class R-6	121	9
New World Fund, Inc., Class R-6	91	7
AMCAP Fund, Class R-6	141	6
The Growth Fund of America, Class R-6	83	6
The New Economy Fund, Class R-6	72	4
EuroPacific Growth Fund, Class R-6	32	2
Total growth funds (cost: $44,000)		43
Growth-and-income funds 36.36%
Fundamental Investors, Class R-6	98	8
Capital World Growth and Income Fund, Class R-6	111	7
Washington Mutual Investors Fund, Class R-6	114	7
The Investment Company of America, Class R-6	107	6
American Mutual Fund, Class R-6	78	4
Total growth-and-income funds (cost: $32,000)		32
Balanced funds 7.96%
American Balanced Fund, Class R-6	154	5
American Funds Global Balanced Fund, Class R-6	48	2
Total balanced funds (cost: $7,000)		7
Fixed income funds 6.82%
U.S. Government Securities Fund, Class R-6	378	5
American Funds Emerging Markets Bond Fund, Class R6	117	1
Total fixed income funds (cost: $6,000)		6
Total investment securities 100.00% (cost: $89,000)		88
Other assets less liabilities 0.00%		— [1]
Net assets 100.00%		$88

1	American Funds Insurance Series - Target Date Series

American Funds® IS 2070 Target Date Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 48.86%
New Perspective Fund, Class R-6	$—	$9	$— [1]	$— [1]	$— [1]	$9	$— [1]	$— [1]
SMALLCAP World Fund, Inc., Class R-6	—	9	—	—	— [1]	9	— [1]	—
New World Fund, Inc., Class R-6	—	7	—	—	— [1]	7	— [1]	— [1]
AMCAP Fund, Class R-6	—	6	— [1]	— [1]	— [1]	6	— [1]	1
The Growth Fund of America, Class R-6	—	6	— [1]	— [1]	— [1]	6	— [1]	1
The New Economy Fund, Class R-6	—	4	— [1]	— [1]	— [1]	4	— [1]	— [1]
EuroPacific Growth Fund, Class R-6	—	2	—	—	— [1]	2	— [1]	— [1]
						43
Growth-and-income funds 36.36%
Fundamental Investors, Class R-6	—	8	— [1]	— [1]	— [1]	8	— [1]	1
Capital World Growth and Income Fund, Class R-6	—	7	— [1]	— [1]	— [1]	7	— [1]	— [1]
Washington Mutual Investors Fund, Class R-6	—	8	— [1]	— [1]	(1)	7	— [1]	1
The Investment Company of America, Class R-6	—	6	— [1]	— [1]	— [1]	6	— [1]	— [1]
American Mutual Fund, Class R-6	—	4	— [1]	— [1]	— [1]	4	— [1]	— [1]
						32
Balanced funds 7.96%
American Balanced Fund, Class R-6	—	5	— [1]	— [1]	— [1]	5	1	— [1]
American Funds Global Balanced Fund, Class R-6	—	3	1	— [1]	— [1]	2	— [1]	— [1]
						7
Fixed income funds 6.82%
U.S. Government Securities Fund, Class R-6	—	5	—	—	— [1]	5	— [1]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	1	—	—	— [1]	1	— [1]	—
						6
Total 100.00%				$— [2]	$(1)	$88	$1	$4

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	2

American Funds® IS 2065 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 44.23%	Shares	Value (000)
New Perspective Fund, Class R-6	76	$5
SMALLCAP World Fund, Inc., Class R-6	68	5
New World Fund, Inc., Class R-6	49	4
AMCAP Fund, Class R-6	75	3
The Growth Fund of America, Class R-6	44	3
The New Economy Fund, Class R-6	38	2
EuroPacific Growth Fund, Class R-6	18	1
Total growth funds (cost: $20,000)		23
Growth-and-income funds 32.69%
Capital World Growth and Income Fund, Class R-6	60	4
Fundamental Investors, Class R-6	53	4
Washington Mutual Investors Fund, Class R-6	61	4
The Investment Company of America, Class R-6	57	3
American Mutual Fund, Class R-6	43	2
Total growth-and-income funds (cost: $14,000)		17
Balanced funds 7.69%
American Balanced Fund, Class R-6	83	3
American Funds Global Balanced Fund, Class R-6	26	1
Total balanced funds (cost: $3,000)		4
Fixed income funds 5.77%
U.S. Government Securities Fund, Class R-6	205	2
American Funds Emerging Markets Bond Fund, Class R6	64	1
Total fixed income funds (cost: $4,000)		3
Total investment securities 90.38% (cost: $41,000)		47
Other assets less liabilities 9.62%		5
Net assets 100.00%		$52

American Funds Insurance Series - Target Date Series	3

American Funds® IS 2065 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 44.23%
New Perspective Fund, Class R-6	$5	$— [2]	$— [2]	$— [2]	$— [2]	$5	$— [2]	$— [2]
SMALLCAP World Fund, Inc., Class R-6	4	1	— [2]	— [2]	— [2]	5	— [2]	—
New World Fund, Inc., Class R-6	2	2	— [2]	— [2]	— [2]	4	— [2]	— [2]
AMCAP Fund, Class R-6	3	— [2]	1	— [2]	1	3	— [2]	1
The Growth Fund of America, Class R-6	3	— [2]	1	1	— [2]	3	— [2]	— [2]
The New Economy Fund, Class R-6	2	— [2]	— [2]	— [2]	— [2]	2	— [2]	— [2]
EuroPacific Growth Fund, Class R-6	1	— [2]	— [2]	— [2]	— [2]	1	— [2]	— [2]
						23
Growth-and-income funds 32.69%
Capital World Growth and Income Fund, Class R-6	4	— [2]	1	— [2]	1	4	— [2]	— [2]
Fundamental Investors, Class R-6	4	— [2]	— [2]	— [2]	— [2]	4	— [2]	1
Washington Mutual Investors Fund, Class R-6	4	— [2]	— [2]	— [2]	— [2]	4	— [2]	— [2]
The Investment Company of America, Class R-6	3	— [2]	1	— [2]	1	3	— [2]	— [2]
American Mutual Fund, Class R-6	2	— [2]	— [2]	— [2]	— [2]	2	— [2]	— [2]
						17
Balanced funds 7.69%
American Balanced Fund, Class R-6	3	— [2]	— [2]	— [2]	— [2]	3	— [2]	— [2]
American Funds Global Balanced Fund, Class R-6	3	— [2]	2	— [2]	— [2]	1	— [2]	— [2]
						4
Fixed income funds 5.77%
U.S. Government Securities Fund, Class R-6	2	1	1	— [2]	— [2]	2	1	—
American Funds Emerging Markets Bond Fund, Class R-6	—	1	— [2]	— [2]	— [2]	1	— [2]	—
						3
Total 90.38%				$1	$3	$47	$1	$2

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
Refer to the notes to financial statements.

4	American Funds Insurance Series - Target Date Series

American Funds® IS 2060 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 46.67%	Shares	Value (000)
New Perspective Fund, Class R-6	209	$13
SMALLCAP World Fund, Inc., Class R-6	187	13
New World Fund, Inc., Class R-6	136	10
AMCAP Fund, Class R-6	207	9
The Growth Fund of America, Class R-6	122	9
The New Economy Fund, Class R-6	105	6
EuroPacific Growth Fund, Class R-6	49	3
Total growth funds (cost: $64,000)		63
Growth-and-income funds 35.55%
Fundamental Investors, Class R-6	145	12
Capital World Growth and Income Fund, Class R-6	164	10
Washington Mutual Investors Fund, Class R-6	169	10
The Investment Company of America, Class R-6	158	9
American Mutual Fund, Class R-6	118	7
Total growth-and-income funds (cost: $46,000)		48
Balanced funds 8.15%
American Balanced Fund, Class R-6	228	8
American Funds Global Balanced Fund, Class R-6	71	3
Total balanced funds (cost: $10,000)		11
Fixed income funds 5.93%
U.S. Government Securities Fund, Class R-6	565	7
American Funds Emerging Markets Bond Fund, Class R6	176	1
Total fixed income funds (cost: $8,000)		8
Total investment securities 96.30% (cost: $128,000)		130
Other assets less liabilities 3.70%		5
Net assets 100.00%		$135

American Funds Insurance Series - Target Date Series	5

American Funds® IS 2060 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46.67%
New Perspective Fund, Class R-6	$5	$9	$1	$— [2]	$— [2]	$13	$— [2]	$1
SMALLCAP World Fund, Inc., Class R-6	4	9	— [2]	— [2]	— [2]	13	— [2]	—
New World Fund, Inc., Class R-6	2	9	— [2]	— [2]	(1)	10	1	— [2]
AMCAP Fund, Class R-6	3	7	1	— [2]	— [2]	9	— [2]	1
The Growth Fund of America, Class R-6	3	7	1	— [2]	— [2]	9	— [2]	1
The New Economy Fund, Class R-6	2	5	1	— [2]	— [2]	6	— [2]	1
EuroPacific Growth Fund, Class R-6	1	2	— [2]	— [2]	— [2]	3	— [2]	— [2]
						63
Growth-and-income funds 35.55%
Fundamental Investors, Class R-6	4	9	1	— [2]	— [2]	12	— [2]	— [2]
Capital World Growth and Income Fund, Class R-6	4	7	1	— [2]	— [2]	10	— [2]	1
Washington Mutual Investors Fund, Class R-6	4	7	1	— [2]	— [2]	10	— [2]	1
The Investment Company of America, Class R-6	3	7	1	— [2]	— [2]	9	— [2]	1
American Mutual Fund, Class R-6	2	5	— [2]	— [2]	— [2]	7	— [2]	— [2]
						48
Balanced funds 8.15%
American Balanced Fund, Class R-6	3	5	— [2]	— [2]	— [2]	8	— [2]	— [2]
American Funds Global Balanced Fund, Class R-6	3	1	1	— [2]	— [2]	3	— [2]	— [2]
						11
Fixed income funds 5.93%
U.S. Government Securities Fund, Class R-6	2	5	— [2]	— [2]	— [2]	7	— [2]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	1	— [2]	— [2]	— [2]	1	— [2]	—
						8
Total 96.30%				$— [2]	$(1)	$130	$1	$7

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
Refer to the notes to financial statements.

6	American Funds Insurance Series - Target Date Series

American Funds® IS 2055 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 46.40%	Shares	Value (000)
New Perspective Fund, Class R-6	214	$13
SMALLCAP World Fund, Inc., Class R-6	191	13
New World Fund, Inc., Class R-6	154	12
AMCAP Fund, Class R-6	236	10
The Growth Fund of America, Class R-6	138	10
The New Economy Fund, Class R-6	119	7
American Funds Global Insight Fund, Class R-6	127	3
EuroPacific Growth Fund, Class R-6	55	3
Total growth funds (cost: $71,000)		71
Growth-and-income funds 35.95%
Fundamental Investors, Class R-6	164	13
Capital World Growth and Income Fund, Class R-6	186	12
Washington Mutual Investors Fund, Class R-6	192	12
American Mutual Fund, Class R-6	161	9
The Investment Company of America, Class R-6	154	9
Total growth-and-income funds (cost: $55,000)		55
Balanced funds 7.84%
American Balanced Fund, Class R-6	260	9
American Funds Global Balanced Fund, Class R-6	81	3
Total balanced funds (cost: $12,000)		12
Fixed income funds 6.54%
U.S. Government Securities Fund, Class R-6	643	8
American Funds Emerging Markets Bond Fund, Class R6	200	2
Total fixed income funds (cost: $9,000)		10
Total investment securities 96.73% (cost: $147,000)		148
Other assets less liabilities 3.27%		5
Net assets 100.00%		$153

American Funds Insurance Series - Target Date Series	7

American Funds® IS 2055 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 46.40%
New Perspective Fund, Class R-6	$4	$10	$1	$— [2]	$— [2]	$13	$— [2]	$1
SMALLCAP World Fund, Inc., Class R-6	4	9	— [2]	— [2]	— [2]	13	— [2]	—
New World Fund, Inc., Class R-6	2	11	— [2]	— [2]	(1)	12	1	— [2]
AMCAP Fund, Class R-6	3	8	1	— [2]	— [2]	10	— [2]	1
The Growth Fund of America, Class R-6	3	8	1	— [2]	— [2]	10	— [2]	1
The New Economy Fund, Class R-6	2	6	1	— [2]	— [2]	7	— [2]	1
American Funds Global Insight Fund, Class R-6	1	2	— [2]	— [2]	— [2]	3	— [2]	—
EuroPacific Growth Fund, Class R-6	1	2	— [2]	— [2]	— [2]	3	— [2]	— [2]
						71
Growth-and-income funds 35.95%
Fundamental Investors, Class R-6	4	10	1	— [2]	— [2]	13	— [2]	— [2]
Capital World Growth and Income Fund, Class R-6	4	10	1	— [2]	(1)	12	— [2]	1
Washington Mutual Investors Fund, Class R-6	4	9	1	— [2]	— [2]	12	— [2]	1
American Mutual Fund, Class R-6	2	7	— [2]	— [2]	— [2]	9	— [2]	— [2]
The Investment Company of America, Class R-6	3	7	1	— [2]	— [2]	9	— [2]	1
						55
Balanced funds 7.84%
American Balanced Fund, Class R-6	3	6	— [2]	— [2]	— [2]	9	1	— [2]
American Funds Global Balanced Fund, Class R-6	3	2	2	— [2]	— [2]	3	— [2]	— [2]
						12
Fixed income funds 6.54%
U.S. Government Securities Fund, Class R-6	2	6	— [2]	— [2]	— [2]	8	— [2]	—
American Funds Emerging Markets Bond Fund, Class R-6	—	2	— [2]	— [2]	— [2]	2	— [2]	—
						10
Total 96.73%				$— [2]	$(2)	$148	$2	$7

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
Refer to the notes to financial statements.

8	American Funds Insurance Series - Target Date Series

American Funds® IS 2050 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 41.51%	Shares	Value (000)
New Perspective Fund, Class R-6	69	$4
SMALLCAP World Fund, Inc., Class R-6	55	4
AMCAP Fund, Class R-6	76	3
New World Fund, Inc., Class R-6	37	3
The Growth Fund of America, Class R-6	44	3
American Funds Global Insight Fund, Class R-6	61	2
The New Economy Fund, Class R-6	31	2
EuroPacific Growth Fund, Class R-6	18	1
Total growth funds (cost: $19,000)		22
Growth-and-income funds 30.19%
Fundamental Investors, Class R-6	47	4
Washington Mutual Investors Fund, Class R-6	62	4
American Mutual Fund, Class R-6	60	3
Capital World Growth and Income Fund, Class R-6	52	3
The Investment Company of America, Class R-6	41	2
Total growth-and-income funds (cost: $14,000)		16
Equity-income funds 3.77%
Capital Income Builder, Class R-6	14	1
The Income Fund of America, Class R-6	39	1
Total equity-income funds (cost: $2,000)		2
Balanced funds 7.55%
American Balanced Fund, Class R-6	97	3
American Funds Global Balanced Fund, Class R-6	26	1
Total balanced funds (cost: $4,000)		4
Fixed income funds 7.55%
U.S. Government Securities Fund, Class R-6	206	3
American Funds Emerging Markets Bond Fund, Class R6	64	1
Total fixed income funds (cost: $3,000)		4
Total investment securities 90.57% (cost: $42,000)		48
Other assets less liabilities 9.43%		5
Net assets 100.00%		$53

American Funds Insurance Series - Target Date Series	9

American Funds® IS 2050 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 41.51%
New Perspective Fund, Class R-6	$4	$— [2]	$1	$— [2]	$1	$4	$— [2]	$1
SMALLCAP World Fund, Inc., Class R-6	4	— [2]	— [2]	— [2]	— [2]	4	— [2]	—
AMCAP Fund, Class R-6	3	— [2]	— [2]	— [2]	— [2]	3	— [2]	— [2]
New World Fund, Inc., Class R-6	1	2	— [2]	— [2]	— [2]	3	— [2]	— [2]
The Growth Fund of America, Class R-6	3	— [2]	2	1	1	3	— [2]	1
American Funds Global Insight Fund, Class R-6	1	1	— [2]	— [2]	— [2]	2	— [2]	—
The New Economy Fund, Class R-6	2	— [2]	— [2]	— [2]	— [2]	2	— [2]	— [2]
EuroPacific Growth Fund, Class R-6	1	— [2]	— [2]	— [2]	— [2]	1	— [2]	— [2]
						22
Growth-and-income funds 30.19%
Fundamental Investors, Class R-6	4	— [2]	1	— [2]	1	4	— [2]	1
Washington Mutual Investors Fund, Class R-6	4	1	1	— [2]	— [2]	4	— [2]	— [2]
American Mutual Fund, Class R-6	3	— [2]	— [2]	— [2]	— [2]	3	— [2]	— [2]
Capital World Growth and Income Fund, Class R-6	4	— [2]	1	— [2]	— [2]	3	— [2]	— [2]
The Investment Company of America, Class R-6	2	— [2]	— [2]	— [2]	— [2]	2	— [2]	— [2]
						16
Equity-income funds 3.77%
Capital Income Builder, Class R-6	1	— [2]	— [2]	— [2]	— [2]	1	— [2]	— [2]
The Income Fund of America, Class R-6	1	— [2]	— [2]	— [2]	— [2]	1	— [2]	— [2]
						2
Balanced funds 7.55%
American Balanced Fund, Class R-6	3	— [2]	— [2]	— [2]	— [2]	3	— [2]	— [2]
American Funds Global Balanced Fund, Class R-6	2	— [2]	1	— [2]	— [2]	1	— [2]	— [2]
						4
Fixed income funds 7.55%
U.S. Government Securities Fund, Class R-6	2	1	— [2]	— [2]	— [2]	3	1	—
American Funds Emerging Markets Bond Fund, Class R-6	—	1	— [2]	— [2]	— [2]	1	— [2]	—
						4
Total 90.57%				$1	$3	$48	$1	$3

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
Refer to the notes to financial statements.

10	American Funds Insurance Series - Target Date Series

American Funds® IS 2045 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 43.77%	Shares	Value (000)
AMCAP Fund, Class R-6	2,061	$90
New Perspective Fund, Class R-6	1,451	90
SMALLCAP World Fund, Inc., Class R-6	1,288	90
The Growth Fund of America, Class R-6	1,210	90
New World Fund, Inc., Class R-6	1,004	77
American Funds Global Insight Fund, Class R-6	2,204	52
The New Economy Fund, Class R-6	835	51
EuroPacific Growth Fund, Class R-6	480	26
Total growth funds (cost: $563,000)		566
Growth-and-income funds 32.87%
Fundamental Investors, Class R-6	1,277	103
American Mutual Fund, Class R-6	1,634	90
Capital World Growth and Income Fund, Class R-6	1,420	90
Washington Mutual Investors Fund, Class R-6	1,464	90
The Investment Company of America, Class R-6	894	52
Total growth-and-income funds (cost: $423,000)		425
Equity-income funds 7.04%
The Income Fund of America, Class R-6	2,110	52
Capital Income Builder, Class R-6	561	39
Total equity-income funds (cost: $90,000)		91
Balanced funds 9.98%
American Balanced Fund, Class R-6	3,001	103
American Funds Global Balanced Fund, Class R-6	702	26
Total balanced funds (cost: $129,000)		129
Fixed income funds 5.95%
U.S. Government Securities Fund, Class R-6	5,483	64
American Funds Emerging Markets Bond Fund, Class R6	1,713	13
Total fixed income funds (cost: $77,000)		77
Total investment securities 99.61% (cost: $1,282,000)		1,288
Other assets less liabilities 0.39%		5
Net assets 100.00%		$1,293

American Funds Insurance Series - Target Date Series	11

American Funds® IS 2045 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43.77%
AMCAP Fund, Class R-6	$3	$87	$1	$— [2]	$1	$90	$— [2]	$1
New Perspective Fund, Class R-6	3	87	1	— [2]	1	90	— [2]	— [2]
SMALLCAP World Fund, Inc., Class R-6	3	87	— [2]	— [2]	— [2]	90	— [2]	—
The Growth Fund of America, Class R-6	4	87	1	— [2]	— [2]	90	— [2]	— [2]
New World Fund, Inc., Class R-6	1	76	— [2]	— [2]	— [2]	77	— [2]	— [2]
American Funds Global Insight Fund, Class R-6	2	50	— [2]	— [2]	— [2]	52	— [2]	—
The New Economy Fund, Class R-6	2	49	— [2]	— [2]	— [2]	51	— [2]	— [2]
EuroPacific Growth Fund, Class R-6	1	25	— [2]	— [2]	— [2]	26	— [2]	— [2]
						566
Growth-and-income funds 32.87%
Fundamental Investors, Class R-6	4	100	1	— [2]	— [2]	103	— [2]	1
American Mutual Fund, Class R-6	3	87	— [2]	— [2]	— [2]	90	— [2]	— [2]
Capital World Growth and Income Fund, Class R-6	4	87	1	— [2]	— [2]	90	— [2]	— [2]
Washington Mutual Investors Fund, Class R-6	3	88	1	— [2]	— [2]	90	— [2]	— [2]
The Investment Company of America, Class R-6	2	49	1	1	1	52	— [2]	— [2]
						425
Equity-income funds 7.04%
The Income Fund of America, Class R-6	2	50	— [2]	— [2]	— [2]	52	— [2]	— [2]
Capital Income Builder, Class R-6	1	38	— [2]	— [2]	— [2]	39	— [2]	— [2]
						91
Balanced funds 9.98%
American Balanced Fund, Class R-6	3	100	— [2]	— [2]	— [2]	103	— [2]	— [2]
American Funds Global Balanced Fund, Class R-6	2	25	1	— [2]	— [2]	26	— [2]	— [2]
						129
Fixed income funds 5.95%
U.S. Government Securities Fund, Class R-6	2	62	— [2]	— [2]	— [2]	64	1	—
American Funds Emerging Markets Bond Fund, Class R-6	—	13	— [2]	— [2]	— [2]	13	— [2]	—
						77
Total 99.61%				$1	$3	$1,288	$1	$2

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
Refer to the notes to financial statements.

12	American Funds Insurance Series - Target Date Series

American Funds® IS 2040 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 38.41%	Shares	Value (000)
AMCAP Fund, Class R-6	433	$19
New Perspective Fund, Class R-6	305	19
The Growth Fund of America, Class R-6	254	19
SMALLCAP World Fund, Inc., Class R-6	230	16
American Funds Global Insight Fund, Class R-6	466	11
New World Fund, Inc., Class R-6	142	11
The New Economy Fund, Class R-6	175	11
Total growth funds (cost: $104,000)		106
Growth-and-income funds 32.25%
American Mutual Fund, Class R-6	345	19
Capital World Growth and Income Fund, Class R-6	299	19
Fundamental Investors, Class R-6	234	19
Washington Mutual Investors Fund, Class R-6	264	16
The Investment Company of America, Class R-6	188	11
International Growth and Income Fund, Class R-6	152	5
Total growth-and-income funds (cost: $88,000)		89
Equity-income funds 6.88%
The Income Fund of America, Class R-6	447	11
Capital Income Builder, Class R-6	119	8
Total equity-income funds (cost: $19,000)		19
Balanced funds 9.78%
American Balanced Fund, Class R-6	634	22
American Funds Global Balanced Fund, Class R-6	149	5
Total balanced funds (cost: $27,000)		27
Fixed income funds 11.23%
U.S. Government Securities Fund, Class R-6	1,174	14
American Funds Inflation Linked Bond Fund, Class R-6	602	6
American Funds Multi-Sector Income Fund, Class R-6	591	6
Capital World Bond Fund, Class R-6	351	5
Total fixed income funds (cost: $31,000)		31
Total investment securities 98.55% (cost: $269,000)		272
Other assets less liabilities 1.45%		4
Net assets 100.00%		$276

American Funds Insurance Series - Target Date Series	13

American Funds® IS 2040 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38.41%
AMCAP Fund, Class R-6	$3	$17	$1	$— [2]	$— [2]	$19	$— [2]	$1
New Perspective Fund, Class R-6	3	17	1	— [2]	— [2]	19	— [2]	1
The Growth Fund of America, Class R-6	3	17	2	1	— [2]	19	— [2]	2
SMALLCAP World Fund, Inc., Class R-6	3	13	— [2]	— [2]	— [2]	16	— [2]	—
American Funds Global Insight Fund, Class R-6	2	9	— [2]	— [2]	— [2]	11	— [2]	—
New World Fund, Inc., Class R-6	1	10	—	—	— [2]	11	— [2]	— [2]
The New Economy Fund, Class R-6	2	10	1	— [2]	— [2]	11	— [2]	1
EuroPacific Growth Fund, Class R-6[3]	— [2]	— [2]	— [2]	— [2]	— [2]	— [3]	— [2]	— [2]
						106
Growth-and-income funds 32.25%
American Mutual Fund, Class R-6	3	17	1	— [2]	— [2]	19	1	1
Capital World Growth and Income Fund, Class R-6	3	17	1	— [2]	— [2]	19	— [2]	1
Fundamental Investors, Class R-6	3	18	2	— [2]	— [2]	19	— [2]	1
Washington Mutual Investors Fund, Class R-6	3	14	1	— [2]	— [2]	16	— [2]	1
The Investment Company of America, Class R-6	2	10	1	— [2]	— [2]	11	— [2]	1
International Growth and Income Fund, Class R-6	1	4	— [2]	— [2]	— [2]	5	— [2]	— [2]
						89
Equity-income funds 6.88%
The Income Fund of America, Class R-6	2	10	1	— [2]	— [2]	11	1	— [2]
Capital Income Builder, Class R-6	1	7	— [2]	— [2]	— [2]	8	— [2]	— [2]
						19
Balanced funds 9.78%
American Balanced Fund, Class R-6	4	19	1	— [2]	— [2]	22	1	1
American Funds Global Balanced Fund, Class R-6	2	6	3	— [2]	— [2]	5	— [2]	— [2]
						27
Fixed income funds 11.23%
U.S. Government Securities Fund, Class R-6	2	13	1	— [2]	— [2]	14	1	—
American Funds Inflation Linked Bond Fund, Class R-6	1	5	— [2]	— [2]	— [2]	6	— [2]	—
American Funds Multi-Sector Income Fund, Class R-6	1	5	— [2]	— [2]	— [2]	6	— [2]	—
Capital World Bond Fund, Class R-6	—	5	— [2]	— [2]	— [2]	5	— [2]	—
						31
Total 98.55%				$1	$— [2]	$272	$4	$11

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[2]	Amount less than one thousand.
[3]	Affiliated issuer during the reporting period but no longer held at 12/31/2024.
Refer to the notes to financial statements.

14	American Funds Insurance Series - Target Date Series

American Funds® IS 2035 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 22.92%	Shares	Value (000)
The Growth Fund of America, Class R-6	986	$74
AMCAP Fund, Class R-6	1,677	73
American Funds Global Insight Fund, Class R-6	2,083	49
SMALLCAP World Fund, Inc., Class R-6	694	49
New Perspective Fund, Class R-6	584	36
Total growth funds (cost: $209,000)		281
Growth-and-income funds 31.00%
American Mutual Fund, Class R-6	1,559	86
Capital World Growth and Income Fund, Class R-6	1,349	86
Fundamental Investors, Class R-6	909	73
Washington Mutual Investors Fund, Class R-6	1,000	62
The Investment Company of America, Class R-6	851	49
International Growth and Income Fund, Class R-6	679	24
Total growth-and-income funds (cost: $306,000)		380
Equity-income funds 7.99%
Capital Income Builder, Class R-6	715	49
The Income Fund of America, Class R-6	2,016	49
Total equity-income funds (cost: $90,000)		98
Balanced funds 13.05%
American Balanced Fund, Class R-6	2,861	99
American Funds Global Balanced Fund, Class R-6	1,667	61
Total balanced funds (cost: $135,000)		160
Fixed income funds 25.12%
American Funds Mortgage Fund, Class R-6	7,176	62
U.S. Government Securities Fund, Class R-6	5,259	62
American Funds Inflation Linked Bond Fund, Class R-6	6,714	61
American Funds Multi-Sector Income Fund, Class R-6	3,962	37
Intermediate Bond Fund of America, Class R-6	2,995	37
American Funds Strategic Bond Fund, Class R-6	2,728	25
Capital World Bond Fund, Class R-6	1,553	24
Total fixed income funds (cost: $309,000)		308
Total investment securities 100.08% (cost: $1,049,000)		1,227
Other assets less liabilities (0.08)%		(1)
Net assets 100.00%		$1,226

American Funds Insurance Series - Target Date Series	15

American Funds® IS 2035 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 22.92%
The Growth Fund of America, Class R-6	$150	$9	$102	$19	$(2)	$74	$—	$6
AMCAP Fund, Class R-6	150	8	98	18	(5)	73	—	5
American Funds Global Insight Fund, Class R-6	96	5	57	5	—	49	1	—
SMALLCAP World Fund, Inc., Class R-6	106	4	63	7	(5)	49	—	—
New Perspective Fund, Class R-6	92	5	67	8	(2)	36	—	1
New World Fund, Inc., Class R-6	10	—	10	2	(2)	—	—	—
The New Economy Fund, Class R-6	19	—	21	6	(4)	—	—	—
						281
Growth-and-income funds 31.00%
American Mutual Fund, Class R-6	169	13	104	6	2	86	2	4
Capital World Growth and Income Fund, Class R-6	169	13	103	11	(4)	86	2	5
Fundamental Investors, Class R-6	150	10	99	14	(2)	73	1	5
Washington Mutual Investors Fund, Class R-6	125	10	80	8	(1)	62	1	5
The Investment Company of America, Class R-6	96	6	61	10	(2)	49	1	4
International Growth and Income Fund, Class R-6	48	4	28	1	(1)	24	1	—
						380
Equity-income funds 7.99%
Capital Income Builder, Class R-6	92	7	51	1	—	49	2	1
The Income Fund of America, Class R-6	96	7	56	1	1	49	2	1
						98
Balanced funds 13.05%
American Balanced Fund, Class R-6	193	13	115	10	(2)	99	2	5
American Funds Global Balanced Fund, Class R-6	121	9	69	4	(4)	61	1	2
						160
Fixed income funds 25.12%
American Funds Mortgage Fund, Class R-6	96	19	50	(2)	(1)	62	3	—
U.S. Government Securities Fund, Class R-6	121	11	66	(3)	(1)	62	3	—
American Funds Inflation Linked Bond Fund, Class R-6	111	12	61	(2)	1	61	2	—
American Funds Multi-Sector Income Fund, Class R-6	67	7	37	1	(1)	37	2	—
Intermediate Bond Fund of America, Class R-6	58	11	31	(1)	—	37	1	—
American Funds Strategic Bond Fund, Class R-6	39	7	20	(1)	—	25	—	—
Capital World Bond Fund, Class R-6	39	7	21	—	(1)	24	—	—
						308
Total 100.08%				$123	$(36)	$1,227	$27	$44

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

16	American Funds Insurance Series - Target Date Series

American Funds® IS 2030 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 15.53%	Shares	Value (000)
AMCAP Fund, Class R-6	2,041	$89
The Growth Fund of America, Class R-6	797	59
American Funds Global Insight Fund, Class R-6	1,909	45
New Perspective Fund, Class R-6	477	30
SMALLCAP World Fund, Inc., Class R-6	424	30
Total growth funds (cost: $250,000)		253
Growth-and-income funds 24.80%
American Mutual Fund, Class R-6	1,900	105
Capital World Growth and Income Fund, Class R-6	1,644	104
Washington Mutual Investors Fund, Class R-6	1,219	75
Fundamental Investors, Class R-6	554	45
The Investment Company of America, Class R-6	780	45
International Growth and Income Fund, Class R-6	827	30
Total growth-and-income funds (cost: $405,000)		404
Equity-income funds 7.36%
Capital Income Builder, Class R-6	871	60
The Income Fund of America, Class R-6	2,458	60
Total equity-income funds (cost: $123,000)		120
Balanced funds 11.91%
American Balanced Fund, Class R-6	3,491	120
American Funds Global Balanced Fund, Class R-6	2,028	74
Total balanced funds (cost: $198,000)		194
Fixed income funds 32.17%
The Bond Fund of America, Class R-6	9,419	105
American Funds Inflation Linked Bond Fund, Class R-6	9,791	89
American Funds Mortgage Fund, Class R-6	8,682	75
Intermediate Bond Fund of America, Class R-6	6,076	75
U.S. Government Securities Fund, Class R-6	6,372	75
American Funds Multi-Sector Income Fund, Class R-6	4,813	45
American Funds Strategic Bond Fund, Class R-6	3,322	30
Capital World Bond Fund, Class R-6	1,895	30
Total fixed income funds (cost: $542,000)		524
Total investment securities 91.77% (cost: $1,518,000)		1,495
Other assets less liabilities 8.23%		134
Net assets 100.00%		$1,629

American Funds Insurance Series - Target Date Series	17

American Funds® IS 2030 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15.53%
AMCAP Fund, Class R-6	$30	$66	$5	$—	$(2)	$89	$1	$5
The Growth Fund of America, Class R-6	22	45	6	1	(3)	59	—	5
American Funds Global Insight Fund, Class R-6	16	32	3	—	—	45	1	—
New Perspective Fund, Class R-6	11	22	2	—	(1)	30	—	1
SMALLCAP World Fund, Inc., Class R-6	12	22	3	—	(1)	30	—	—
						253
Growth-and-income funds 24.80%
American Mutual Fund, Class R-6	35	79	6	—	(3)	105	1	5
Capital World Growth and Income Fund, Class R-6	35	79	5	—	(5)	104	1	6
Washington Mutual Investors Fund, Class R-6	25	56	4	—	(2)	75	1	4
Fundamental Investors, Class R-6	18	34	7	1	(1)	45	—	3
The Investment Company of America, Class R-6	16	33	4	1	(1)	45	—	4
International Growth and Income Fund, Class R-6	10	22	1	—	(1)	30	—	—
						404
Equity-income funds 7.36%
Capital Income Builder, Class R-6	20	44	2	—	(2)	60	1	1
The Income Fund of America, Class R-6	20	45	3	—	(2)	60	2	1
						120
Balanced funds 11.91%
American Balanced Fund, Class R-6	40	89	5	—	(4)	120	2	6
American Funds Global Balanced Fund, Class R-6	25	55	3	—	(3)	74	1	3
						194
Fixed income funds 32.17%
The Bond Fund of America, Class R-6	28	82	3	—	(2)	105	2	—
American Funds Inflation Linked Bond Fund, Class R-6	28	66	3	—	(2)	89	2	—
American Funds Mortgage Fund, Class R-6	25	55	3	—	(2)	75	2	—
Intermediate Bond Fund of America, Class R-6	22	55	1	—	(1)	75	2	—
U.S. Government Securities Fund, Class R-6	24	54	2	—	(1)	75	1	—
American Funds Multi-Sector Income Fund, Class R-6	15	32	2	—	—	45	1	—
American Funds Strategic Bond Fund, Class R-6	10	22	1	—	(1)	30	—	—
Capital World Bond Fund, Class R-6	10	22	1	—	(1)	30	—	—
						524
Total 91.77%				$3	$(41)	$1,495	$21	$44

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

18	American Funds Insurance Series - Target Date Series

American Funds® IS 2025 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 5.62%	Shares	Value (000)
AMCAP Fund, Class R-6	1,928	$84
American Funds Global Insight Fund, Class R-6	3,611	84
New Perspective Fund, Class R-6	53	3
SMALLCAP World Fund, Inc., Class R-6	46	3
The Growth Fund of America, Class R-6	44	3
Total growth funds (cost: $159,000)		177
Growth-and-income funds 22.78%
American Mutual Fund, Class R-6	3,251	179
Capital World Growth and Income Fund, Class R-6	2,815	179
Washington Mutual Investors Fund, Class R-6	2,431	150
The Investment Company of America, Class R-6	1,555	90
Fundamental Investors, Class R-6	1,106	89
International Growth and Income Fund, Class R-6	828	30
Total growth-and-income funds (cost: $657,000)		717
Equity-income funds 12.39%
The Income Fund of America, Class R-6	9,828	240
Capital Income Builder, Class R-6	2,179	150
Total equity-income funds (cost: $384,000)		390
Balanced funds 11.40%
American Balanced Fund, Class R-6	6,972	240
American Funds Global Balanced Fund, Class R-6	3,251	119
Total balanced funds (cost: $346,000)		359
Fixed income funds 42.76%
American Funds Inflation Linked Bond Fund, Class R-6	26,085	239
The Bond Fund of America, Class R-6	21,468	239
American Funds Mortgage Fund, Class R-6	20,856	180
Intermediate Bond Fund of America, Class R-6	14,490	180
U.S. Government Securities Fund, Class R-6	12,744	150
American Funds Multi-Sector Income Fund, Class R-6	12,775	119
American Funds Strategic Bond Fund, Class R-6	9,981	90
American High-Income Trust, Class R-6	9,180	90
Capital World Bond Fund, Class R-6	3,797	59
Total fixed income funds (cost: $1,409,000)		1,346
Total investment securities 94.95% (cost: $2,955,000)		2,989
Other assets less liabilities 5.05%		159
Net assets 100.00%		$3,148

American Funds Insurance Series - Target Date Series	19

American Funds® IS 2025 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5.62%
AMCAP Fund, Class R-6	$67	$27	$16	$—	$6	$84	$1	$6
American Funds Global Insight Fund, Class R-6	55	32	7	—	4	84	1	—
New Perspective Fund, Class R-6	7	—	5	1	—	3	—	—
SMALLCAP World Fund, Inc., Class R-6	8	—	5	—	—	3	—	—
The Growth Fund of America, Class R-6	15	—	13	2	(1)	3	—	—
						177
Growth-and-income funds 22.78%
American Mutual Fund, Class R-6	113	84	22	—	4	179	2	8
Capital World Growth and Income Fund, Class R-6	114	90	26	(1)	2	179	3	10
Washington Mutual Investors Fund, Class R-6	92	72	17	—	3	150	2	10
The Investment Company of America, Class R-6	56	40	11	—	5	90	1	7
Fundamental Investors, Class R-6	56	41	13	—	5	89	1	6
International Growth and Income Fund, Class R-6	22	11	3	—	—	30	1	—
						717
Equity-income funds 12.39%
The Income Fund of America, Class R-6	133	120	14	(1)	2	240	7	5
Capital Income Builder, Class R-6	88	72	11	—	1	150	4	4
						390
Balanced funds 11.40%
American Balanced Fund, Class R-6	147	107	19	(1)	6	240	5	11
American Funds Global Balanced Fund, Class R-6	77	54	10	(1)	(1)	119	2	4
						359
Fixed income funds 42.76%
American Funds Inflation Linked Bond Fund, Class R-6	137	119	14	(3)	—	239	5	—
The Bond Fund of America, Class R-6	142	119	17	(3)	(2)	239	7	—
American Funds Mortgage Fund, Class R-6	105	93	12	(3)	(3)	180	6	—
Intermediate Bond Fund of America, Class R-6	105	87	11	(1)	—	180	5	—
U.S. Government Securities Fund, Class R-6	91	73	11	(2)	(1)	150	4	—
American Funds Multi-Sector Income Fund, Class R-6	69	58	8	—	—	119	5	—
American Funds Strategic Bond Fund, Class R-6	51	46	5	—	(2)	90	2	—
American High-Income Trust, Class R-6	44	47	2	—	1	90	3	—
Capital World Bond Fund, Class R-6	37	29	6	—	(1)	59	1	—
						1,346
Total 94.95%				$(13)	$28	$2,989	$68	$71

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

20	American Funds Insurance Series - Target Date Series

American Funds® IS 2020 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 2.99%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	9,179	$215
AMCAP Fund, Class R-6	2,446	107
Total growth funds (cost: $305,000)		322
Growth-and-income funds 21.96%
American Mutual Fund, Class R-6	11,702	646
Washington Mutual Investors Fund, Class R-6	8,726	537
Capital World Growth and Income Fund, Class R-6	8,440	536
The Investment Company of America, Class R-6	5,579	322
Fundamental Investors, Class R-6	3,982	321
International Growth and Income Fund, Class R-6	2	— [1]
Total growth-and-income funds (cost: $2,271,000)		2,362
Equity-income funds 18.04%
The Income Fund of America, Class R-6	52,908	1,294
Capital Income Builder, Class R-6	9,365	646
Total equity-income funds (cost: $1,940,000)		1,940
Balanced funds 11.98%
American Balanced Fund, Class R-6	25,007	859
American Funds Global Balanced Fund, Class R-6	11,714	430
Total balanced funds (cost: $1,280,000)		1,289
Fixed income funds 45.10%
The Bond Fund of America, Class R-6	77,473	863
American Funds Inflation Linked Bond Fund, Class R-6	93,995	860
American Funds Mortgage Fund, Class R-6	75,196	647
Intermediate Bond Fund of America, Class R-6	52,176	647
U.S. Government Securities Fund, Class R-6	45,925	540
American Funds Multi-Sector Income Fund, Class R-6	46,258	432
American High-Income Trust, Class R-6	33,258	325
American Funds Strategic Bond Fund, Class R-6	35,955	322
Capital World Bond Fund, Class R-6	13,763	215
Total fixed income funds (cost: $5,041,000)		4,851
Total investment securities 100.07% (cost: $10,837,000)		10,764
Other assets less liabilities (0.07)%		(8)
Net assets 100.00%		$10,756

American Funds Insurance Series - Target Date Series	21

American Funds® IS 2020 Target Date Fund (continued)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2.99%
American Funds Global Insight Fund, Class R-6	$89	$125	$4	$—	$5	$215	$2	$—
AMCAP Fund, Class R-6	56	58	12	—	5	107	1	6
						322
Growth-and-income funds 21.96%
American Mutual Fund, Class R-6	242	419	14	—	(1)	646	8	27
Washington Mutual Investors Fund, Class R-6	201	351	20	—	5	537	5	30
Capital World Growth and Income Fund, Class R-6	209	368	36	1	(6)	536	6	29
The Investment Company of America, Class R-6	121	205	13	1	8	322	2	23
Fundamental Investors, Class R-6	121	211	17	—	6	321	3	21
International Growth and Income Fund, Class R-6[3]	8	—	8	1	(1)	— [1]	—	—
						2,362
Equity-income funds 18.04%
The Income Fund of America, Class R-6	451	867	13	—	(11)	1,294	35	25
Capital Income Builder, Class R-6	234	424	6	—	(6)	646	15	15
						1,940
Balanced funds 11.98%
American Balanced Fund, Class R-6	322	540	7	—	4	859	14	37
American Funds Global Balanced Fund, Class R-6	161	282	1	—	(12)	430	5	14
						1,289
Fixed income funds 45.10%
The Bond Fund of America, Class R-6	322	579	19	—	(19)	863	21	—
American Funds Inflation Linked Bond Fund, Class R-6	320	577	21	(1)	(15)	860	19	—
American Funds Mortgage Fund, Class R-6	241	435	13	—	(16)	647	16	—
Intermediate Bond Fund of America, Class R-6	241	429	17	—	(6)	647	15	—
U.S. Government Securities Fund, Class R-6	201	358	7	—	(12)	540	13	—
American Funds Multi-Sector Income Fund, Class R-6	161	278	5	—	(2)	432	15	—
American High-Income Trust, Class R-6	121	206	5	—	3	325	11	—
American Funds Strategic Bond Fund, Class R-6	121	212	3	—	(8)	322	5	—
Capital World Bond Fund, Class R-6	80	145	2	—	(8)	215	2	—
						4,851
Total 100.07%				$2	$(87)	$10,764	$213	$227

[1]	Amount less than one thousand.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Affiliated issuer during the reporting period but no longer held at 12/31/2024.
Refer to the notes to financial statements.

22	American Funds Insurance Series - Target Date Series

American Funds® IS 2015 Target Date Fund
Investment portfolio December 31, 2024

Growth funds 0.00%	Shares	Value (000)
AMCAP Fund, Class R-6	54	$2
American Funds Global Insight Fund, Class R-6	100	2
Total growth funds (cost: $4,000)		4
Growth-and-income funds 19.89%
American Mutual Fund, Class R-6	81,605	4,504
Capital World Growth and Income Fund, Class R-6	58,821	3,737
Washington Mutual Investors Fund, Class R-6	48,613	2,995
The Investment Company of America, Class R-6	38,802	2,237
Fundamental Investors, Class R-6	18,413	1,486
Total growth-and-income funds (cost: $13,549,000)		14,959
Equity-income funds 18.94%
The Income Fund of America, Class R-6	399,099	9,750
Capital Income Builder, Class R-6	65,195	4,494
Total equity-income funds (cost: $13,833,000)		14,244
Balanced funds 10.93%
American Balanced Fund, Class R-6	152,214	5,229
American Funds Global Balanced Fund, Class R-6	81,513	2,990
Total balanced funds (cost: $7,933,000)		8,219
Fixed income funds 50.32%
Intermediate Bond Fund of America, Class R-6	549,325	6,817
The Bond Fund of America, Class R-6	611,950	6,817
American Funds Inflation Linked Bond Fund, Class R-6	660,527	6,044
American Funds Mortgage Fund, Class R-6	528,532	4,551
Short-Term Bond Fund of America, Class R-6	396,896	3,782
American Funds Multi-Sector Income Fund, Class R-6	323,888	3,028
American Funds Strategic Bond Fund, Class R-6	337,145	3,024
American High-Income Trust, Class R-6	232,383	2,268
Capital World Bond Fund, Class R-6	96,291	1,504
U.S. Government Securities Fund, Class R-6	1,654	20
Total fixed income funds (cost: $39,336,000)		37,855
Total investment securities 100.08% (cost: $74,655,000)		75,281
Other assets less liabilities (0.08)%		(59)
Net assets 100.00%		$75,222

American Funds Insurance Series - Target Date Series	23

American Funds® IS 2015 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6	$80	$6	$91	$6	$1	$2	$—	$1
American Funds Global Insight Fund, Class R-6	159	18	186	18	(7)	2	—	—
						4
Growth-and-income funds 19.89%
American Mutual Fund, Class R-6	2,383	2,246	262	2	135	4,504	67	185
Capital World Growth and Income Fund, Class R-6	1,986	2,055	347	—	43	3,737	55	203
Washington Mutual Investors Fund, Class R-6	1,665	1,446	223	4	103	2,995	38	198
The Investment Company of America, Class R-6	1,191	1,093	198	4	147	2,237	22	159
Fundamental Investors, Class R-6	874	686	169	6	89	1,486	17	100
						14,959
Equity-income funds 18.94%
The Income Fund of America, Class R-6	5,074	4,888	320	(1)	109	9,750	328	202
Capital Income Builder, Class R-6	2,380	2,180	113	(1)	48	4,494	126	102
						14,244
Balanced funds 10.93%
American Balanced Fund, Class R-6	2,852	2,400	168	2	143	5,229	98	238
American Funds Global Balanced Fund, Class R-6	1,585	1,511	63	(1)	(42)	2,990	48	100
						8,219
Fixed income funds 50.32%
Intermediate Bond Fund of America, Class R-6	3,341	3,671	135	2	(62)	6,817	200	—
The Bond Fund of America, Class R-6	3,494	3,670	185	(3)	(159)	6,817	213	—
American Funds Inflation Linked Bond Fund, Class R-6	3,169	3,072	128	(12)	(57)	6,044	133	—
American Funds Mortgage Fund, Class R-6	2,383	2,391	92	—	(131)	4,551	150	—
Short-Term Bond Fund of America, Class R-6	1,595	2,223	41	(1)	6	3,782	107	—
American Funds Multi-Sector Income Fund, Class R-6	1,595	1,453	15	—	(5)	3,028	134	—
American Funds Strategic Bond Fund, Class R-6	1,508	1,661	72	(4)	(69)	3,024	58	—
American High-Income Trust, Class R-6	1,198	1,040	5	—	35	2,268	105	—
Capital World Bond Fund, Class R-6	792	789	22	—	(55)	1,504	19	—
U.S. Government Securities Fund, Class R-6	397	61	432	(57)	51	20	10	—
						37,855
Total 100.08%				$(36)	$323	$75,281	$1,928	$1,488

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

24	American Funds Insurance Series - Target Date Series

American Funds® IS 2010 Target Date Fund
Investment portfolio December 31, 2024

Growth-and-income funds 15.85%	Shares	Value (000)
American Mutual Fund, Class R-6	508,033	$28,038
Washington Mutual Investors Fund, Class R-6	365,265	22,500
Capital World Growth and Income Fund, Class R-6	265,651	16,877
The Investment Company of America, Class R-6	292,170	16,844
Fundamental Investors, Class R-6	69,730	5,629
Total growth-and-income funds (cost: $73,984,000)		89,888
Equity-income funds 24.94%
The Income Fund of America, Class R-6	4,162,886	101,699
Capital Income Builder, Class R-6	577,342	39,796
Total equity-income funds (cost: $134,187,000)		141,495
Balanced funds 8.95%
American Balanced Fund, Class R-6	1,149,432	39,483
American Funds Global Balanced Fund, Class R-6	308,074	11,300
Total balanced funds (cost: $46,411,000)		50,783
Fixed income funds 50.35%
Intermediate Bond Fund of America, Class R-6	5,069,020	62,906
The Bond Fund of America, Class R-6	5,103,828	56,857
Short-Term Bond Fund of America, Class R-6	4,813,508	45,873
American Funds Inflation Linked Bond Fund, Class R-6	4,374,311	40,025
American Funds Mortgage Fund, Class R-6	4,603,786	39,639
American Funds Strategic Bond Fund, Class R-6	2,522,720	22,629
American Funds Multi-Sector Income Fund, Class R-6	1,853,897	17,334
American High-Income Trust, Class R-6	18,857	184
Capital World Bond Fund, Class R-6	11,590	181
Total fixed income funds (cost: $307,729,000)		285,628
Total investment securities 100.09% (cost: $562,311,000)		567,794
Other assets less liabilities (0.09)%		(492)
Net assets 100.00%		$567,302

American Funds Insurance Series - Target Date Series	25

American Funds® IS 2010 Target Date Fund (continued)
Investments in affiliates1

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15.85%
American Mutual Fund, Class R-6	$28,435	$2,279	$5,125	$437	$2,012	$28,038	$589	$1,210
Washington Mutual Investors Fund, Class R-6	21,873	2,903	4,075	269	1,530	22,500	385	1,917
Capital World Growth and Income Fund, Class R-6	18,662	1,680	4,616	176	975	16,877	359	979
The Investment Company of America, Class R-6	16,442	1,854	3,835	470	1,913	16,844	234	1,307
Fundamental Investors, Class R-6	6,643	530	2,389	245	600	5,629	86	416
						89,888
Equity-income funds 24.94%
The Income Fund of America, Class R-6	93,165	12,394	8,127	(101)	4,368	101,699	4,363	2,227
Capital Income Builder, Class R-6	37,290	3,777	2,976	67	1,638	39,796	1,437	924
						141,495
Balanced funds 8.95%
American Balanced Fund, Class R-6	38,353	3,273	5,038	227	2,668	39,483	940	1,919
American Funds Global Balanced Fund, Class R-6	13,151	663	2,726	(78)	290	11,300	269	393
						50,783
Fixed income funds 50.35%
Intermediate Bond Fund of America, Class R-6	58,304	6,399	1,165	9	(641)	62,906	2,704	—
The Bond Fund of America, Class R-6	53,908	6,198	1,616	(286)	(1,347)	56,857	2,595	—
Short-Term Bond Fund of America, Class R-6	40,735	5,232	200	—	106	45,873	1,935	—
American Funds Inflation Linked Bond Fund, Class R-6	39,499	2,259	1,744	(265)	276	40,025	913	—
American Funds Mortgage Fund, Class R-6	37,402	4,652	987	(148)	(1,280)	39,639	1,903	—
American Funds Strategic Bond Fund, Class R-6	21,961	1,925	727	(39)	(491)	22,629	528	—
American Funds Multi-Sector Income Fund, Class R-6	17,621	1,154	1,510	15	54	17,334	1,154	—
American High-Income Trust, Class R-6	3,341	132	3,343	178	(124)	184	132	—
Capital World Bond Fund, Class R-6	2,262	39	2,122	(239)	241	181	(43)	—
						285,628
Total 100.09%				$937	$12,788	$567,794	$20,483	$11,292

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

26	American Funds Insurance Series - Target Date Series

Financial statements
Statements of assets and liabilities at December 31, 2024
(dollars and shares in thousands, except per-share amounts)

		IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$88	$47	$130	$148	$48
	Cash	— *	— *	— *	— *	— *
	Receivables for:
	Sales of investments	—	—	—	—	—
	Sales of fund’s shares	—	—	—	—	—
	Dividends and capital gain distributions	— *	— *	— *	— *	— *
	Due from related parties	—	5	5	5	5
	Total assets	88	52	135	153	53
	Liabilities:
	Payables for:
	Purchases of investments	— *	— *	— *	— *	— *
	Repurchases of fund’s shares	— *	— *	— *	— *	— *
	Insurance administrative fees	—	—	—	—	—
	Services provided by related parties	— *	—	—	—	—
	Trustees’ deferred compensation	—	—	—	—	—
	Total liabilities	— *	— *	— *	— *	— *
	Net assets at December 31, 2024	$88	$52	$135	$153	$53
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$85	$43	$127	$145	$44
	Total distributable earnings (accumulated loss)	3	9	8	8	9
	Net assets at December 31, 2024	$88	$52	$135	$153	$53
	Investment securities from affiliated issuers, at cost	$89	$41	$128	$147	$42

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$55	$13	$96	$114	$14
	Shares outstanding	5	1	8	9	1
	Net asset value per share	$10.97	$12.28	$12.40	$12.42	$12.18
Class 1A:	Net assets	$11	$13	$13	$13	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$10.97	$12.28	$12.40	$12.42	$12.18
Class 2:	Net assets	$11	$13	$13	$13	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$10.97	$12.28	$12.40	$12.42	$12.18
Class 4:	Net assets	$11	$13	$13	$13	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$10.97	$12.28	$12.40	$12.42	$12.18

Refer to the end of the statements of assets and liabilities for footnote.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	27

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		IS 2045 Fund	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$1,288	$272	$1,227	$1,495	$2,989
	Cash	— *	— *	— *	— *	— *
	Receivables for:
	Sales of investments	—	— *	— *	— *	— *
	Sales of fund’s shares	1,241	—	—	134	161
	Dividends and capital gain distributions	— *	— *	1	2	4
	Due from related parties	5	5	—	—	—
	Total assets	2,534	277	1,228	1,631	3,154
	Liabilities:
	Payables for:
	Purchases of investments	1,241	— *	1	2	4
	Repurchases of fund’s shares	— *	— *	— *	— *	— *
	Insurance administrative fees	—	1	1	— *	1
	Services provided by related parties	—	—	— *	— *	1
	Trustees’ deferred compensation	—	—	—	—	—
	Total liabilities	1,241	1	2	2	6
	Net assets at December 31, 2024	$1,293	$276	$1,226	$1,629	$3,148
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$1,285	$262	$876	$1,598	$3,042
	Total distributable earnings (accumulated loss)	8	14	350	31	106
	Net assets at December 31, 2024	$1,293	$276	$1,226	$1,629	$3,148
	Investment securities from affiliated issuers, at cost	$1,282	$269	$1,049	$1,518	$2,955

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$1,254	$14	$103	$1,133	$1,003
	Shares outstanding	103	1	9	94	85
	Net asset value per share	$12.16	$12.21	$11.96	$12.11	$11.83
Class 1A:	Net assets	$13	$13	$15	$14	$14
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$12.16	$12.21	$11.95	$12.10	$11.83
Class 2:	Net assets	$13	$13	$15	$15	$14
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$12.16	$12.21	$11.95	$12.10	$11.83
Class 4:	Net assets	$13	$236	$1,093	$467	$2,117
	Shares outstanding	1	20	92	39	180
	Net asset value per share	$12.16	$12.21	$11.90	$12.06	$11.76

Refer to the end of the statements of assets and liabilities for footnote.
Refer to the notes to financial statements.

28	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024  (continued)
(dollars and shares in thousands, except per-share amounts)

		IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
	Assets:
	Investment securities of affiliated issuers, at value	$10,764	$75,281	$567,794
	Cash	—	—	—
	Receivables for:
	Sales of investments	— *	6	77
	Sales of fund’s shares	—	1	—
	Dividends and capital gain distributions	14	111	903
	Due from related parties	—	—	—
	Total assets	10,778	75,399	568,774
	Liabilities:
	Payables for:
	Purchases of investments	14	111	903
	Repurchases of fund’s shares	—	7	77
	Insurance administrative fees	6	42	361
	Services provided by related parties	2	17	129
	Trustees’ deferred compensation	— *	— *	2
	Total liabilities	22	177	1,472
	Net assets at December 31, 2024	$10,756	$75,222	$567,302
	Net assets consist of:
	Capital paid in on shares of beneficial interest	$10,578	$72,581	$545,304
	Total distributable earnings (accumulated loss)	178	2,641	21,998
	Net assets at December 31, 2024	$10,756	$75,222	$567,302
	Investment securities from affiliated issuers, at cost	$10,837	$74,655	$562,311

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$19	$18	$13
	Shares outstanding	2	2	2
	Net asset value per share	$11.55	$11.35	$11.15
Class 1A:	Net assets	$13	$13	$13
	Shares outstanding	1	1	1
	Net asset value per share	$11.56	$11.35	$11.15
Class 2:	Net assets	$13	$13	$13
	Shares outstanding	1	1	1
	Net asset value per share	$11.55	$11.35	$11.15
Class 4:	Net assets	$10,711	$75,178	$567,263
	Shares outstanding	935	6,679	51,210
	Net asset value per share	$11.46	$11.25	$11.08
*
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	29

Financial statements (continued)
Statements of operations for the year ended December 31, 2024
(dollars in thousands)

	IS 2070 Fund[1]	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund
Investment income:
Income:
Dividends from affiliated issuers	$1	$1	$1	$2	$1
Fees and expenses[2]:
Distribution services	—	—	—	—	—
Insurance administrative services	—	—	—	—	—
Transfer agent services	—	—	—	—	—
Reports to shareholders	— [3]	— [3]	— [3]	— [3]	— [3]
Registration statement and prospectus	— [3]	— [3]	— [3]	— [3]	— [3]
Trustees’ compensation	—	—	—	—	—
Auditing and legal	— [3]	— [3]	— [3]	— [3]	— [3]
Custodian	— [3]	— [3]	— [3]	— [3]	— [3]
Other	— [3]	— [3]	— [3]	— [3]	— [3]
Total fees and expenses	— [3]	— [3]	— [3]	— [3]	— [3]
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	— [3]	— [3]	— [3]	— [3]	— [3]
Net investment income	1	1	1	2	1
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	— [3]	1	— [3]	— [3]	1
Capital gain distributions received from affiliated issuers	4	2	7	7	3
	4	3	7	7	4
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(1)	3	(1)	(2)	3
Net realized gain (loss) and unrealized appreciation (depreciation)	3	6	6	5	7
Net increase (decrease) in net assets resulting from operations	$4	$7	$7	$7	$8

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

30	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	IS 2045 Fund	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund
Investment income:
Income:
Dividends from affiliated issuers	$1	$4	$27	$21	$68
Fees and expenses[2]:
Distribution services	—	1	3	1	4
Insurance administrative services	—	— [3]	3	1	5
Transfer agent services	—	— [3]	— [3]	— [3]	— [3]
Reports to shareholders	— [3]	— [3]	— [3]	— [3]	— [3]
Registration statement and prospectus	— [3]	— [3]	1	— [3]	— [3]
Trustees’ compensation	—	—	— [3]	— [3]	— [3]
Auditing and legal	— [3]	— [3]	— [3]	— [3]	1
Custodian	— [3]	— [3]	— [3]	— [3]	— [3]
Other	— [3]	— [3]	— [3]	— [3]	— [3]
Total fees and expenses	— [3]	1	7	2	10
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	— [3]	— [3]	— [3]	— [3]	— [3]
Net investment income	1	3	20	19	58
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	1	1	123	3	(13)
Capital gain distributions received from affiliated issuers	2	11	44	44	71
	3	12	167	47	58
Net unrealized appreciation (depreciation) on investments in affiliated issuers	3	— [3]	(36)	(41)	28
Net realized gain (loss) and unrealized appreciation (depreciation)	6	12	131	6	86
Net increase (decrease) in net assets resulting from operations	$7	$15	$151	$25	$144

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	31

Financial statements (continued)
Statements of operations for the year ended December 31, 2024  (continued)
(dollars in thousands)

	IS 2020 Fund	IS 2015 Fund	IS 2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$213	$1,928	$20,483
Fees and expenses[2]:
Distribution services	14	130	1,434
Insurance administrative services	14	130	1,434
Transfer agent services	— [3]	— [3]	— [3]
Reports to shareholders	— [3]	3	43
Registration statement and prospectus	— [3]	4	43
Trustees’ compensation	— [3]	— [3]	2
Auditing and legal	2	18	212
Custodian	1	6	68
Other	— [3]	— [3]	1
Total fees and expenses	31	291	3,237
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	— [3]	24
Total fees and expenses after reimbursements	31	291	3,213
Net investment income	182	1,637	17,270
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments in affiliated issuers	2	(36)	937
Capital gain distributions received from affiliated issuers	227	1,488	11,292
	229	1,452	12,229
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(87)	323	12,788
Net realized gain (loss) and unrealized appreciation (depreciation)	142	1,775	25,017
Net increase (decrease) in net assets resulting from operations	$324	$3,412	$42,287
1
For the period May 1, 2024, commencement of operations, through December 31, 2024.
2
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
3
Amount less than one thousand.

Refer to the notes to financial statements.

32	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of changes in net assets
(dollars in thousands)

	IS 2070 Fund	IS 2065 Fund		IS 2060 Fund
	Period ended December 31,	Year ended December 31,	Period ended December 31,	Year ended December 31,	Period ended December 31,
	2024[1]	2024	2023[2]	2024	2023[2]
Operations:
Net investment income	$1	$1	$1	$1	$1
Net realized gain (loss)	4	3	1	7	1
Net unrealized appreciation (depreciation)	(1)	3	3	(1)	3
Net increase in net assets resulting from operations	4	7	5	7	5
Distributions paid to shareholders	(1)	(3)	(1)	(3)	(1)
Net capital share transactions	85	3	41	86	41
Total increase (decrease) in net assets	88	7	45	90	45
Net assets:
Beginning of year	—	45	—	45	—
End of year	$88	$52	$45	$135	$45

	IS 2055 Fund		IS 2050 Fund		IS 2045 Fund
	Year ended December 31,	Period ended December 31,	Year ended December 31,	Period ended December 31,	Year ended December 31,	Period ended December 31,
	2024	2023[2]	2024	2023[2]	2024	2023[2]
Operations:
Net investment income	$2	$1	$1	$1	$1	$1
Net realized gain (loss)	7	1	4	1	3	1
Net unrealized appreciation (depreciation)	(2)	3	3	3	3	3
Net increase in net assets resulting from operations	7	5	8	5	7	5
Distributions paid to shareholders	(3)	(1)	(3)	(1)	(2)	(1)
Net capital share transactions	104	41	3	41	1,243	41
Total increase (decrease) in net assets	108	45	8	45	1,248	45
Net assets:
Beginning of year	45	—	45	—	45	—
End of year	$153	$45	$53	$45	$1,293	$45

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	33

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	IS 2040 Fund		IS 2035 Fund		IS 2030 Fund
	Year ended December 31,	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2024	2023[2]	2024	2023	2024	2023
Operations:
Net investment income	$3	$1	$20	$37	$19	$10
Net realized gain (loss)	12	1	167	50	47	(2)
Net unrealized appreciation (depreciation)	— [3]	3	(36)	184	(41)	58
Net increase in net assets resulting from operations	15	5	151	271	25	66
Distributions paid to shareholders	(4)	(1)	(73)	(35)	(10)	(12)
Net capital share transactions	220	41	(1,263)	1,285	1,117	(50)
Total increase (decrease) in net assets	231	45	(1,185)	1,521	1,132	4
Net assets:
Beginning of year	45	—	2,411	890	497	493
End of year	$276	$45	$1,226	$2,411	$1,629	$497

	IS 2025 Fund		IS 2020 Fund		IS 2015 Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$58	$38	$182	$99	$1,637	$921
Net realized gain (loss)	58	(1)	229	(53)	1,452	86
Net unrealized appreciation (depreciation)	28	134	(87)	303	323	1,885
Net increase in net assets resulting from operations	144	171	324	349	3,412	2,892
Distributions paid to shareholders	(46)	(37)	(120)	(93)	(1,400)	(875)
Net capital share transactions	1,221	337	6,532	1,195	33,540	12,342
Total increase (decrease) in net assets	1,319	471	6,736	1,451	35,552	14,359
Net assets:
Beginning of year	1,829	1,358	4,020	2,569	39,670	25,311
End of year	$3,148	$1,829	$10,756	$4,020	$75,222	$39,670

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

34	American Funds Insurance Series - Target Date Series

Financial statements (continued)
Statements of changes in net assets (continued)
(dollars in thousands)

	IS 2010 Fund
	Year ended December 31,
	2024	2023
Operations:
Net investment income	$17,270	$14,246
Net realized gain (loss)	12,229	1,202
Net unrealized appreciation (depreciation)	12,788	24,040
Net increase in net assets resulting from operations	42,287	39,488
Distributions paid to shareholders	(18,131)	(14,760)
Net capital share transactions	(5,459)	93,599
Total increase (decrease) in net assets	18,697	118,327
Net assets:
Beginning of year	548,605	430,278
End of year	$567,302	$548,605
1
For the period May 1, 2024, commencement of operations, through December 31, 2024.
2
For the period May 1, 2023, commencement of operations, through December 31, 2023.
3
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Insurance Series - Target Date Series	35

Notes to financial statements
1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 42 different funds (the “funds“), including thirteen funds in the American Funds Insurance Series — Target Date Series covered in this report. The other 29 funds in the series are covered in separate reports. Twenty-four funds in the series are covered in the American Funds Insurance Series report and five funds in the series are covered in the American Funds Insurance Series — Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser.
Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.
Each fund in the American Funds Insurance Series — Target Date Series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. CRMC is also the investment adviser of the underlying funds.
Each fund offers four share classes (Classes 1, 1A, 2 and 4). Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.
2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

36	American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions paid to shareholders are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of December 31, 2024, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause each fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

American Funds Insurance Series	37

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as a fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing both in each fund and the applicable underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. The value of the underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

38	American Funds Insurance Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting, and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the underlying funds, which could impact the liquidity of the funds’ portfolios. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which an underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

American Funds Insurance Series	39

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and system failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

40	American Funds Insurance Series

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments,there are heightened risks associated with rising interest rates.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to the funds and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase, and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Insurance Series	41

Additional tax basis disclosures for each fund as of December 31, 2024, were as follows (dollars in thousands):

	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund	IS 2045 Fund
Undistributed ordinary income	$—	$—	$—	$—	$—	$—
Undistributed long-term capital gains	4	3	6	7	3	2
Capital loss carryforward utilized	—	—	—	—	—	—
Gross unrealized appreciation on investments	—	6	3	2	7	6
Gross unrealized depreciation on investments	(1)	— [1]	(1)	(1)	— [1]	— [1]
Net unrealized appreciation (depreciation) on investments	(1)	6	2	1	7	6
Cost of investments	89	41	128	147	41	1,282
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	(1)	—	—	—	1

	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund
Undistributed ordinary income	$—	$112	$13	$27	$99	$723
Undistributed long-term capital gains	11	61	42	48	200	1,445
Capital loss carryforward utilized	—	—	3	11	28	—
Gross unrealized appreciation on investments	5	183	5	98	125	2,131
Gross unrealized depreciation on investments	(1)	(5)	(30)	(68)	(246)	(1,659)
Net unrealized appreciation (depreciation) on investments	4	178	(25)	30	(121)	472
Cost of investments	268	1,049	1,520	2,959	10,885	74,809
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	1	1	—	(1)	—

IS 2010 Fund
Undistributed ordinary income	$6,090
Undistributed long-term capital gains	11,799
Capital loss carryforward utilized	—
Gross unrealized appreciation on investments	27,205
Gross unrealized depreciation on investments	(23,094)
Net unrealized appreciation (depreciation) on investments	4,111
Cost of investments	563,683
1
Amount less than one thousand.

42	American Funds Insurance Series

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
IS 2070 Fund
	For the period May 1, 2024[2] through December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$— [3]	$1
Class 1A	— [3]	— [3]	— [3]
Class 2	— [3]	— [3]	— [3]
Class 4	— [3]	— [3]	— [3]
Total	$1	$— [3]	$1
IS 2065 Fund
	Year ended December 31, 2024			For the period May 1, 2023[2] through December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$1	$2	$1	$— [3]	$1
Class 1A	— [3]	1	1	— [3]	— [3]	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 4	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Total	$1	$2	$3	$1	$— [3]	$1
IS 2060 Fund
	Year ended December 31, 2024			For the period May 1, 2023[2] through December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$1	$2	$1	$— [3]	$1
Class 1A	— [3]	1	1	— [3]	— [3]	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 4	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Total	$1	$2	$3	$1	$— [3]	$1
IS 2055 Fund
	Year ended December 31, 2024			For the period May 1, 2023[2] through December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$1	$2	$1	$— [3]	$1
Class 1A	— [3]	1	1	— [3]	— [3]	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 4	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Total	$1	$2	$3	$1	$— [3]	$1
Refer to the end of the tables for footnotes.

American Funds Insurance Series	43

IS 2050 Fund
	Year ended December 31, 2024			For the period May 1, 2023[2] through December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$1	$2	$1	$— [3]	$1
Class 1A	— [3]	1	1	— [3]	— [3]	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 4	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Total	$1	$2	$3	$1	$— [3]	$1
IS 2045 Fund
	Year ended December 31, 2024			For the period May 1, 2023[2] through December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$1	$2	$1	$— [3]	$1
Class 1A	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 4	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Total	$1	$1	$2	$1	$— [3]	$1
IS 2040 Fund
	Year ended December 31, 2024			For the period May 1, 2023[2] through December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$— [3]	$— [3]	$— [3]	$1	$— [3]	$1
Class 1A	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 4	3	1	4	— [3]	— [3]	— [3]
Total	$3	$1	$4	$1	$— [3]	$1
IS 2035 Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$2	$— [3]	$2	$— [3]	$— [3]	$— [3]
Class 1A	1	— [3]	1	— [3]	— [3]	— [3]
Class 2	— [3]	1	1	— [3]	— [3]	— [3]
Class 4	31	38	69	28	7	35
Total	$34	$39	$73	$28	$7	$35
Refer to the end of the tables for footnotes.

44	American Funds Insurance Series

IS 2030 Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6	$—	$6	$— [3]	$— [3]	$— [3]
Class 1A	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class 2	— [3]	—	— [3]	— [3]	— [3]	— [3]
Class 4	4	—	4	11	1	12
Total	$10	$—	$10	$11	$1	$12
IS 2025 Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11	$—	$11	$— [3]	$—	$— [3]
Class 1A	— [3]	—	— [3]	— [3]	—	— [3]
Class 2	— [3]	—	— [3]	— [3]	—	— [3]
Class 4	35	—	35	37	—	37
Total	$46	$—	$46	$37	$—	$37
IS 2020 Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$—	$1	$— [3]	$—	$— [3]
Class 1A	— [3]	—	— [3]	— [3]	—	— [3]
Class 2	— [3]	—	— [3]	— [3]	—	— [3]
Class 4	119	—	119	93	—	93
Total	$120	$—	$120	$93	$—	$93
IS 2015 Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$— [3]	$1	$— [3]	$—	$— [3]
Class 1A	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 4	1,271	128	1,399	875	—	875
Total	$1,272	$128	$1,400	$875	$—	$875
Refer to the end of the tables for footnotes.

American Funds Insurance Series	45

IS 2010 Fund
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1	$— [3]	$1	$— [3]	$— [3]	$— [3]
Class 1A	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 2	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 4	16,362	1,768	18,130	14,277	483	14,760
Total	$16,363	$1,768	$18,131	$14,277	$483	$14,760
2
Commencement of operations.
3
Amount less than one thousand.
6. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. CRMC receives investment advisory fees from the underlying funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments are based on an annualized percentage of average net assets as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.
Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 4	0.25	0.25
Insurance administrative services — The series has an insurance administrative services plan for Class 1A and 4 shares. Under the plan, each share class pays 0.25% of each insurance company’s respective average daily net assets to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to the funds. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

46	American Funds Insurance Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. Currently CRMC receives an administrative services fee at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific expenses under the agreements described above were as follows (dollars in thousands):
IS 2070 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	—	—
Total class-specific expenses	$—	$—
IS 2065 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	—	—
Total class-specific expenses	$—	$—

IS 2060 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	—	—
Total class-specific expenses	$—	$—
IS 2055 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	—	—
Total class-specific expenses	$—	$—

IS 2050 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	—	—
Total class-specific expenses	$—	$—
Refer to the next page for footnote.
IS 2045 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	—	—
Total class-specific expenses	$—	$—

American Funds Insurance Series	47

IS 2040 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	— *
Total class-specific expenses	$1	$— *
IS 2035 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	3	3
Total class-specific expenses	$3	$3

IS 2030 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1	1
Total class-specific expenses	$1	$1
IS 2025 Fund
Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	4	5
Total class-specific expenses	$4	$5

IS 2020 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	14	14
Total class-specific expenses	$14	$14
IS 2015 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	130	130
Total class-specific expenses	$130	$130

IS 2010 Fund

Share class	Distribution services	Insurance administrative services
Class 1	Not applicable	Not applicable
Class 1A	$—	$—
Class 2	—	Not applicable
Class 4	1,434	1,434
Total class-specific expenses	$1,434	$1,434
*
Amount less than one thousand.
Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for some of the funds in the series. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2024, total fees and expenses reimbursed by CRMC were $24,000. CRMC does not intend to recoup these reimbursements. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

48	American Funds Insurance Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation in each fund’s statement of operations reflects current fees (either paid in cash or deferred) and a net increase or decrease in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):
IS 2070 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 1, 2024* through December 31, 2024
Class 1	$54	5	$1	— †	$— †	— †	$55	5
Class 1A	10	1	— †	— †	—	—	10	1
Class 2	10	1	— †	— †	—	—	10	1
Class 4	10	1	— †	— †	—	—	10	1
Total net increase (decrease)	$84	8	$1	— †	$— †	— †	$85	8
IS 2065 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$—	—	$1	— †	$—	—	$1	— †
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	1	— †	—	—	1	— †
Class 4	—	—	1	— †	—	—	1	— †
Total net increase (decrease)	$—	—	$3	— †	$—	—	$3	— †
For the period May 1, 2023* through December 31, 2023
Class 1	$10	1	$1	— †	$—	—	$11	1
Class 1A	10	1	— †	— †	—	—	10	1
Class 2	10	1	— †	— †	—	—	10	1
Class 4	10	1	— †	— †	—	—	10	1
Total net increase (decrease)	$40	4	$1	— †	$—	—	$41	4
Refer to the end of the tables for footnotes.

American Funds Insurance Series	49

IS 2060 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$83	7	$3	— †	$— †	— †	$86	7
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	—	—	— †	— †	—	—	— †	— †
Total net increase (decrease)	$83	7	$3	— †	$— †	— †	$86	7
For the period May 1, 2023* through December 31, 2023
Class 1	$10	1	$1	— †	$—	—	$11	1
Class 1A	10	1	— †	— †	—	—	10	1
Class 2	10	1	— †	— †	—	—	10	1
Class 4	10	1	— †	— †	—	—	10	1
Total net increase (decrease)	$40	4	$1	— †	$—	—	$41	4
IS 2055 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$101	8	$3	— †	$— †	— †	$104	8
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	—	—	— †	— †	—	—	— †	— †
Total net increase (decrease)	$101	8	$3	— †	$— †	— †	$104	8
For the period May 1, 2023* through December 31, 2023
Class 1	$10	1	$1	— †	$—	—	$11	1
Class 1A	10	1	— †	— †	—	—	10	1
Class 2	10	1	— †	— †	—	—	10	1
Class 4	10	1	— †	— †	—	—	10	1
Total net increase (decrease)	$40	4	$1	— †	$—	—	$41	4
IS 2050 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$1	— †	$1	— †	$— †	— †	$2	— †
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	—	—	1	— †	—	—	1	— †
Total net increase (decrease)	$1	— †	$2	— †	$— †	— †	$3	— †
For the period May 1, 2023* through December 31, 2023
Class 1	$10	1	$1	— †	$—	—	$11	1
Class 1A	10	1	— †	— †	—	—	10	1
Class 2	10	1	— †	— †	—	—	10	1
Class 4	10	1	— †	— †	—	—	10	1
Total net increase (decrease)	$40	4	$1	— †	$—	—	$41	4
Refer to the end of the tables for footnotes.

50	American Funds Insurance Series

IS 2045 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$1,242	102	$1	— †	$— †	— †	$1,243	102
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	—	—	— †	— †	—	—	— †	— †
Total net increase (decrease)	$1,242	102	$1	— †	$— †	— †	$1,243	102
For the period May 1, 2023* through December 31, 2023
Class 1	$10	1	$1	— †	$—	—	$11	1
Class 1A	10	1	— †	— †	—	—	10	1
Class 2	10	1	— †	— †	—	—	10	1
Class 4	10	1	— †	— †	—	—	10	1
Total net increase (decrease)	$40	4	$1	— †	$—	—	$41	4
IS 2040 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$2	—	$— †	— †	$— †	— †	$2	— †
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	217	19	3	— †	(2)	— †	218	19
Total net increase (decrease)	$219	19	$3	— †	$(2)	— †	$220	19
For the period May 1, 2023* through December 31, 2023
Class 1	$10	1	$1	— †	$—	—	$11	1
Class 1A	10	1	— †	— †	—	—	10	1
Class 2	10	1	— †	— †	—	—	10	1
Class 4	10	1	— †	— †	—	—	10	1
Total net increase (decrease)	$40	4	$1	— †	$—	—	$41	4
IS 2035 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$88	8	$2	— †	$— †	— †	$90	8
Class 1A	—	—	1	— †	—	—	1	— †
Class 2	—	—	1	— †	—	—	1	— †
Class 4	—	—	69	6	(1,424)	(123)	(1,355)	(117)
Total net increase (decrease)	$88	8	$73	6	$(1,424)	(123)	$(1,263)	(109)
Year ended December 31, 2023
Class 1	$—	—	$— †	— †	$—	—	$— †	— †
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	1,270	121	35	3	(20)	(2)	1,285	122
Total net increase (decrease)	$1,270	121	$35	3	$(20)	(2)	$1,285	122
Refer to the end of the tables for footnotes.

American Funds Insurance Series	51

IS 2030 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$1,143	92	$6	1	$— †	— †	$1,149	93
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	21	2	4	— †	(57)	(5)	(32)	(3)
Total net increase (decrease)	$1,164	94	$10	1	$(57)	(5)	$1,117	90
Year ended December 31, 2023
Class 1	$—	—	$— †	— †	$—	—	$— †	— †
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	60	5	11	1	(121)	(11)	(50)	(5)
Total net increase (decrease)	$60	5	$11	1	$(121)	(11)	$(50)	(5)
IS 2025 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$998	83	$11	1	$— †	— †	$1,009	84
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	450	39	35	3	(273)	(25)	212	17
Total net increase (decrease)	$1,448	122	$46	4	$(273)	(25)	$1,221	101
Year ended December 31, 2023
Class 1	$—	—	$— †	— †	$—	—	$— †	— †
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	430	41	37	3	(130)	(12)	337	32
Total net increase (decrease)	$430	41	$37	3	$(130)	(12)	$337	32
IS 2020 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$5	1	$— †	— †	$— †	— †	$5	1
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	6,641	574	120	11	(234)	(21)	6,527	564
Total net increase (decrease)	$6,646	575	$120	11	$(234)	(21)	$6,532	565
Year ended December 31, 2023
Class 1	$—	—	$— †	— †	$—	—	$— †	— †
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	1,966	191	93	8	(864)	(82)	1,195	117
Total net increase (decrease)	$1,966	191	$93	8	$(864)	(82)	$1,195	117
Refer to the end of the tables for footnotes.

52	American Funds Insurance Series

IS 2015 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$5	1	$— †	— †	$— †	— †	$5	1
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	35,595	3,156	1,400	125	(3,460)	(314)	33,535	2,967
Total net increase (decrease)	$35,600	3,157	$1,400	125	$(3,460)	(314)	$33,540	2,968
Year ended December 31, 2023
Class 1	$—	—	$— †	— †	$—	—	$— †	— †
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	13,424	1,303	875	83	(1,957)	(193)	12,342	1,193
Total net increase (decrease)	$13,424	1,303	$875	83	$(1,957)	(193)	$12,342	1,193
IS 2010 Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$— †	— †	$— †	1	$—	—	$— †	1
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	26,991	2,518	18,131	1,649	(50,581)	(4,558)	(5,459)	(391)
Total net increase (decrease)	$26,991	2,518	$18,131	1,650	$(50,581)	(4,558)	$(5,459)	(390)
Year ended December 31, 2023
Class 1	$—	—	$— †	— †	$—	—	$— †	— †
Class 1A	—	—	— †	— †	—	—	— †	— †
Class 2	—	—	— †	— †	—	—	— †	— †
Class 4	102,587	9,950	14,760	1,411	(23,748)	(2,296)	93,599	9,065
Total net increase (decrease)	$102,587	9,950	$14,760	1,411	$(23,748)	(2,296)	$93,599	9,065
*
Commencement of operations.
†
Amount less than one thousand.
9. Ownership concentration

At December 31, 2024, CRMC held aggregate ownership of 19% of the outstanding shares of IS 2040 Fund, 99% of the outstanding shares of IS 2050 Fund, 34% of the outstanding shares of IS 2055 Fund, 39% of the outstanding shares of IS 2060 Fund, 100% of the outstanding shares of IS 2065 Fund, and 51% of the outstanding shares of IS 2070 Fund. The ownership percentages represent the seed money invested in the funds when they began operations. IS 2040 Fund, IS 2050 Fund, IS 2055 Fund, IS 2060 Fund and IS 2065 Fund began operations on May 1, 2023. IS 2070 Fund began operations on May 1, 2024.

American Funds Insurance Series	53

10. Investment transactions

Each fund engaged in purchases and sales of investment securities of affiliated issuers during the year ended December 31, 2024, as follows (dollars in thousands):
	IS 2070 Fund	IS 2065 Fund	IS 2060 Fund	IS 2055 Fund	IS 2050 Fund	IS 2045 Fund
Purchases of investment securities*	$91	$8	$94	$114	$9	$1,250
Sales of investment securities*	2	10	9	9	10	10

	IS 2040 Fund	IS 2035 Fund	IS 2030 Fund	IS 2025 Fund	IS 2020 Fund	IS 2015 Fund
Purchases of investment securities*	$242	$197	$1,109	$1,423	$7,069	$38,563
Sales of investment securities*	16	1,468	74	279	240	3,235

IS 2010 Fund
Purchases of investment securities*	$57,344
Sales of investment securities*	51,991
*
Excludes short-term securities and U.S. government obligations, if any.

54	American Funds Insurance Series

Financial highlights

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2070 Fund
Class 1:
12/31/2024[7,8]	$10.00	$.27	$.84	$1.11	$(.10 )	$(.04 )	$(.14 )	$10.97	11.11%[9]	$— [10]	.73%[11]	.06%[11]	.43%[11]	3.70%[11]
Class 1A:
12/31/2024[7,8]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [9,12]	— [10]	.27 [11,12]	.06 [11,12]	.43 [11,12]	1.80 [11,12]
Class 2:
12/31/2024[7,8]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [9,12]	— [10]	.27 [11,12]	.06 [11,12]	.43 [11,12]	1.80 [11,12]
Class 4:
12/31/2024[7,8]	10.00	.13	.98	1.11	(.10 )	(.04 )	(.14 )	10.97	11.11 [9,12]	— [10]	.27 [11,12]	.06 [11,12]	.43 [11,12]	1.81 [11,12]
IS 2065 Fund
Class 1:
12/31/2024	$11.12	$.18	$1.57	$1.75	$(.17 )	$(.42 )	$(.59 )	$12.28	15.92%	$— [10]	.34%	.06%	.43%	1.47%
12/31/2023[7,13]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [9]	— [10]	.03 [11]	.03 [11]	.41 [11]	2.21 [11]
Class 1A:
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [12]	— [10]	.34 [12]	.06 [12]	.43 [12]	1.47 [12]
12/31/2023[7,13]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.41 [11,12]	2.21 [11,12]
Class 2:
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [12]	— [10]	.34 [12]	.06 [12]	.43 [12]	1.48 [12]
12/31/2023[7,13]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.41 [11,12]	2.22 [11,12]
Class 4:
12/31/2024	11.12	.18	1.57	1.75	(.17 )	(.42 )	(.59 )	12.28	15.92 [12]	— [10]	.34 [12]	.06 [12]	.43 [12]	1.47 [12]
12/31/2023[7,13]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.41 [11,12]	2.21 [11,12]
IS 2060 Fund
Class 1:
12/31/2024	$11.12	$.42	$1.30	$1.72	$(.12 )	$(.32 )	$(.44 )	$12.40	15.62%	$— [10]	.47%	.06%	.43%	3.42%
12/31/2023[7,13]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [9]	— [10]	.03 [11]	.03 [11]	.41 [11]	2.21 [11]
Class 1A:
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62 [12]	— [10]	.17 [12]	.06 [12]	.43 [12]	1.47 [12]
12/31/2023[7,13]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.41 [11,12]	2.21 [11,12]
Class 2:
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.61 [12]	— [10]	.17 [12]	.06 [12]	.43 [12]	1.47 [12]
12/31/2023[7,13]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.41 [11,12]	2.22 [11,12]
Class 4:
12/31/2024	11.12	.18	1.54	1.72	(.12 )	(.32 )	(.44 )	12.40	15.62 [12]	— [10]	.17 [12]	.06 [12]	.43 [12]	1.47 [12]
12/31/2023[7,13]	10.00	.15	1.15	1.30	(.15 )	(.03 )	(.18 )	11.12	13.02 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.41 [11,12]	2.21 [11,12]
Refer to the end of the tables for footnotes.

American Funds Insurance Series - Target Date Series	55

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2055 Fund
Class 1:
12/31/2024	$11.10	$.45	$1.30	$1.75	$(.12 )	$(.31 )	$(.43 )	$12.42	15.90%	$— [10]	.45%	.06%	.43%	3.64%
12/31/2023[7,13]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [9]	— [10]	.03 [11]	.03 [11]	.41 [11]	2.23 [11]
Class 1A:
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [12]	— [10]	.16 [12]	.06 [12]	.43 [12]	1.48 [12]
12/31/2023[7,13]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.41 [11,12]	2.23 [11,12]
Class 2:
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [12]	— [10]	.16 [12]	.06 [12]	.43 [12]	1.49 [12]
12/31/2023[7,13]	10.00	.16	1.12	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.41 [11,12]	2.24 [11,12]
Class 4:
12/31/2024	11.10	.18	1.57	1.75	(.12 )	(.31 )	(.43 )	12.42	15.90 [12]	— [10]	.16 [12]	.06 [12]	.43 [12]	1.48 [12]
12/31/2023[7,13]	10.00	.15	1.13	1.28	(.15 )	(.03 )	(.18 )	11.10	12.83 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.41 [11,12]	2.23 [11,12]
IS 2050 Fund
Class 1:
12/31/2024	$11.06	$.19	$1.55	$1.74	$(.19 )	$(.43 )	$(.62 )	$12.18	15.80%	$— [10]	.34%	.06%	.42%	1.60%
12/31/2023[7,13]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [9]	— [10]	.03 [11]	.03 [11]	.40 [11]	2.34 [11]
Class 1A:
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [12]	— [10]	.34 [12]	.06 [12]	.42 [12]	1.58 [12]
12/31/2023[7,13]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.40 [11,12]	2.33 [11,12]
Class 2:
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [12]	— [10]	.34 [12]	.06 [12]	.42 [12]	1.58 [12]
12/31/2023[7,13]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.40 [11,12]	2.33 [11,12]
Class 4:
12/31/2024	11.06	.19	1.55	1.74	(.19 )	(.43 )	(.62 )	12.18	15.80 [12]	— [10]	.34 [12]	.06 [12]	.42 [12]	1.59 [12]
12/31/2023[7,13]	10.00	.16	1.09	1.25	(.16 )	(.03 )	(.19 )	11.06	12.48 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.40 [11,12]	2.33 [11,12]
IS 2045 Fund
Class 1:
12/31/2024	$11.02	$.16	$1.58	$1.74	$(.20 )	$(.40 )	$(.60 )	$12.16	15.87%	$1	.34%	.06%	.42%	1.71%
12/31/2023[7,13]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [9]	— [10]	.03 [11]	.03 [11]	.39 [11]	2.44 [11]
Class 1A:
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [12]	— [10]	.34 [12]	.06 [12]	.42 [12]	1.69 [12]
12/31/2023[7,13]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.39 [11,12]	2.44 [11,12]
Class 2:
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [12]	— [10]	.34 [12]	.06 [12]	.42 [12]	1.69 [12]
12/31/2023[7,13]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.39 [11,12]	2.44 [11,12]
Class 4:
12/31/2024	11.02	.20	1.54	1.74	(.20 )	(.40 )	(.60 )	12.16	15.87 [12]	— [10]	.34 [12]	.06 [12]	.42 [12]	1.69 [12]
12/31/2023[7,13]	10.00	.17	1.05	1.22	(.17 )	(.03 )	(.20 )	11.02	12.14 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.39 [11,12]	2.45 [11,12]
Refer to the end of the tables for footnotes.

56	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2040 Fund
Class 1:
12/31/2024	$10.97	$.22	$1.41	$1.63	$(.15 )	$(.24 )	$(.39 )	$12.21	15.04%	$— [10]	.11%	.06%	.41%	1.88%
12/31/2023[7,13]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [9]	— [10]	.03 [11]	.03 [11]	.39 [11]	2.53 [11]
Class 1A:
12/31/2024	10.97	.21	1.42	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04 [12]	— [10]	.11 [12]	.06 [12]	.41 [12]	1.81 [12]
12/31/2023[7,13]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.39 [11,12]	2.53 [11,12]
Class 2:
12/31/2024	10.97	.21	1.42	1.63	(.15 )	(.24 )	(.39 )	12.21	15.04 [12]	— [10]	.11 [12]	.06 [12]	.41 [12]	1.81 [12]
12/31/2023[7,13]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.39 [11,12]	2.53 [11,12]
Class 4:
12/31/2024	10.97	.23	1.38	1.61	(.13 )	(.24 )	(.37 )	12.21	14.77	— [10]	.61	.51	.86	1.85
12/31/2023[7,13]	10.00	.17	.99	1.16	(.17 )	(.02 )	(.19 )	10.97	11.66 [9,12]	— [10]	.03 [11,12]	.03 [11,12]	.39 [11,12]	2.54 [11,12]
IS 2035 Fund
Class 1:
12/31/2024	$11.43	$.46	$.94	$1.40	$(.39 )	$(.48 )	$(.87 )	$11.96	12.60%	$— [10]	.09%	.06%	.40%	3.88%
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01	— [10]	.04	.04	.38	2.31
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)	— [10]	.03	.03	.37	2.04
12/31/2021	11.39	.17	1.58	1.75	(.10 )	(.11 )	(.21 )	12.93	15.46	— [10]	4.86	.06	.40	1.40
12/31/2020	10.19	.15	1.43	1.58	(.12 )	(.26 )	(.38 )	11.39	16.03	— [10]	46.43	.06	.42	1.52
Class 1A:
12/31/2024	11.43	.27	1.12	1.39	(.39 )	(.48 )	(.87 )	11.95	12.51 [12]	— [10]	.10 [12]	.06 [12]	.40 [12]	2.26 [12]
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01 [12]	— [10]	.04 [12]	.04 [12]	.38 [12]	2.31 [12]
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)[12]	— [10]	.03 [12]	.03 [12]	.37 [12]	2.04 [12]
12/31/2021	11.38	.17	1.59	1.76	(.10 )	(.11 )	(.21 )	12.93	15.56 [12]	— [10]	4.86 [12]	.06 [12]	.40 [12]	1.40 [12]
12/31/2020	10.19	.15	1.42	1.57	(.12 )	(.26 )	(.38 )	11.38	15.93 [12]	— [10]	46.43 [12]	.06 [12]	.42 [12]	1.51 [12]
Class 2:
12/31/2024	11.43	.27	1.12	1.39	(.39 )	(.48 )	(.87 )	11.95	12.51 [12]	— [10]	.10 [12]	.06 [12]	.40 [12]	2.26 [12]
12/31/2023	9.95	.24	1.45	1.69	(.15 )	(.06 )	(.21 )	11.43	17.01 [12]	— [10]	.04 [12]	.04 [12]	.38 [12]	2.31 [12]
12/31/2022	12.93	.22	(2.35)	(2.13)	(.09 )	(.76 )	(.85 )	9.95	(16.33)[12]	— [10]	.03 [12]	.03 [12]	.37 [12]	2.04 [12]
12/31/2021	11.38	.17	1.59	1.76	(.10 )	(.11 )	(.21 )	12.93	15.56 [12]	— [10]	4.86 [12]	.06 [12]	.40 [12]	1.40 [12]
12/31/2020	10.19	.15	1.42	1.57	(.12 )	(.26 )	(.38 )	11.38	15.93 [12]	— [10]	46.43 [12]	.06 [12]	.42 [12]	1.51 [12]
Class 4:
12/31/2024	11.36	.17	1.16	1.33	(.31 )	(.48 )	(.79 )	11.90	12.04	1.58		.55	.89	1.48
12/31/2023	9.90	.21	1.42	1.63	(.11 )	(.06 )	(.17 )	11.36	16.51	2.54		.54	.88	2.00
12/31/2022	12.92	.28	(2.47)	(2.19)	(.07 )	(.76 )	(.83 )	9.90	(16.79)	1.50		.50	.84	2.70
12/31/2021	11.39	.12	1.58	1.70	(.06 )	(.11 )	(.17 )	12.92	14.99	— [10]	5.31	.49	.83	.97
12/31/2020	10.19	.35	1.22	1.57	(.11 )	(.26 )	(.37 )	11.39	16.01	— [10]	52.83	.18	.54	3.35
Refer to the end of the tables for footnotes.

American Funds Insurance Series - Target Date Series	57

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2030 Fund
Class 1:
12/31/2024	$11.08	$1.15	$.05	$1.20	$(.17 )	$—	$(.17 )	$12.11	10.87%	$1	.02%	.02%	.34%	9.68%
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37	— [10]	.04	.04	.37	2.58
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)	— [10]	.04	.04	.36	2.29
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07	— [10]	2.53	.06	.38	1.59
12/31/2020	10.15	.17	1.16	1.33	(.13 )	(.21 )	(.34 )	11.14	13.41	— [10]	45.36	.06	.41	1.71
Class 1A:
12/31/2024	11.08	.30	.89	1.19	(.17 )	—	(.17 )	12.10	10.78 [12]	— [10]	.09 [12]	.07 [12]	.39 [12]	2.55 [12]
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37 [12]	— [10]	.04 [12]	.04 [12]	.37 [12]	2.58 [12]
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)[12]	— [10]	.04 [12]	.04 [12]	.36 [12]	2.29 [12]
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07 [12]	— [10]	2.53 [12]	.06 [12]	.38 [12]	1.59 [12]
12/31/2020	10.15	.17	1.16	1.33	(.13 )	(.21 )	(.34 )	11.14	13.41 [12]	— [10]	45.36 [12]	.06 [12]	.41 [12]	1.71 [12]
Class 2:
12/31/2024	11.08	.30	.89	1.19	(.17 )	—	(.17 )	12.10	10.87 [12]	— [10]	.09 [12]	.07 [12]	.39 [12]	2.55 [12]
12/31/2023	9.95	.27	1.15	1.42	(.28 )	(.01 )	(.29 )	11.08	14.37 [12]	— [10]	.04 [12]	.04 [12]	.37 [12]	2.58 [12]
12/31/2022	12.41	.24	(2.04)	(1.80)	(.14 )	(.52 )	(.66 )	9.95	(14.44)[12]	— [10]	.04 [12]	.04 [12]	.36 [12]	2.29 [12]
12/31/2021	11.14	.19	1.27	1.46	(.12 )	(.07 )	(.19 )	12.41	13.07 [12]	— [10]	2.53 [12]	.06 [12]	.38 [12]	1.59 [12]
12/31/2020	10.15	.17	1.16	1.33	(.13 )	(.21 )	(.34 )	11.14	13.41 [12]	— [10]	45.36 [12]	.06 [12]	.41 [12]	1.72 [12]
Class 4:
12/31/2024	11.04	.24	.89	1.13	(.11 )	—	(.11 )	12.06	10.30	1.57		.55	.87	2.05
12/31/2023	9.92	.22	1.14	1.36	(.23 )	(.01 )	(.24 )	11.04	13.79	— [10]	.53	.53	.86	2.08
12/31/2022	12.40	.25	(2.10)	(1.85)	(.11 )	(.52 )	(.63 )	9.92	(14.87)	— [10]	.52	.52	.84	2.38
12/31/2021	11.14	.13	1.27	1.40	(.07 )	(.07 )	(.14 )	12.40	12.55	— [10]	2.93	.53	.85	1.10
12/31/2020	10.15	.46	.87	1.33	(.13 )	(.21 )	(.34 )	11.14	13.39	— [10]	44.54	.25	.60	4.38
IS 2025 Fund
Class 1:
12/31/2024	$11.08	$.94	$.07	$1.01	$(.26 )	$—	$(.26 )	$11.83	9.13%	$1	.06%	.06%	.37%	8.35%
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90	— [10]	.04	.04	.35	2.95
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)	— [10]	.04	.04	.35	2.63
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42	— [10]	1.26	.06	.37	1.77
12/31/2020	10.12	.19	1.10	1.29	(.19 )	(.05 )	(.24 )	11.17	12.75	— [10]	20.72	.06	.38	1.85
Class 1A:
12/31/2024	11.08	.36	.65	1.01	(.26 )	—	(.26 )	11.83	9.13 [12]	— [10]	.06 [12]	.06 [12]	.37 [12]	3.05 [12]
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90 [12]	— [10]	.04 [12]	.04 [12]	.35 [12]	2.95 [12]
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)[12]	— [10]	.04 [12]	.04 [12]	.35 [12]	2.63 [12]
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42 [12]	— [10]	1.26 [12]	.06 [12]	.37 [12]	1.77 [12]
12/31/2020	10.12	.19	1.10	1.29	(.19 )	(.05 )	(.24 )	11.17	12.75 [12]	— [10]	20.72 [12]	.06 [12]	.38 [12]	1.85 [12]
Class 2:
12/31/2024	11.08	.36	.65	1.01	(.26 )	—	(.26 )	11.83	9.13 [12]	— [10]	.06 [12]	.06 [12]	.37 [12]	3.05 [12]
12/31/2023	10.17	.31	.89	1.20	(.29 )	—	(.29 )	11.08	11.90 [12]	— [10]	.04 [12]	.04 [12]	.35 [12]	2.95 [12]
12/31/2022	12.27	.28	(1.87)	(1.59)	(.21 )	(.30 )	(.51 )	10.17	(12.87)[12]	— [10]	.04 [12]	.04 [12]	.35 [12]	2.63 [12]
12/31/2021	11.17	.21	1.06	1.27	(.09 )	(.08 )	(.17 )	12.27	11.42 [12]	— [10]	1.26 [12]	.06 [12]	.37 [12]	1.77 [12]
12/31/2020	10.12	.19	1.10	1.29	(.19 )	(.05 )	(.24 )	11.17	12.75 [12]	— [10]	20.72 [12]	.06 [12]	.38 [12]	1.85 [12]
Class 4:
12/31/2024	11.03	.31	.63	.94	(.21 )	—	(.21 )	11.76	8.52	2.56		.56	.87	2.64
12/31/2023	10.13	.27	.88	1.15	(.25 )	—	(.25 )	11.03	11.40	2.54		.54	.85	2.57
12/31/2022	12.22	.24	(1.87)	(1.63)	(.16 )	(.30 )	(.46 )	10.13	(13.25)	1.54		.54	.85	2.21
12/31/2021	11.16	.18	1.02	1.20	(.06 )	(.08 )	(.14 )	12.22	10.77	1	1.35	.55	.86	1.48
12/31/2020	10.12	.20	1.06	1.26	(.17 )	(.05 )	(.22 )	11.16	12.42	1	7.44	.54	.86	1.93
Refer to the end of the tables for footnotes.

58	American Funds Insurance Series - Target Date Series

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2020 Fund
Class 1:
12/31/2024	$10.80	$.39	$.57	$.96	$(.21 )	$—	$(.21 )	$11.55	8.96%	$— [10]	.06%	.06%	.36%	3.46%
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38	— [10]	.04	.04	.34	3.19
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)	— [10]	.05	.05	.34	2.94
12/31/2021	10.94	.24	.93	1.17	(.09 )	(.05 )	(.14 )	11.97	10.68	— [10]	.68	.06	.35	2.09
12/31/2020	10.09	.25	.81	1.06	(.19 )	(.02 )	(.21 )	10.94	10.52	— [10]	14.67	.06	.36	2.41
Class 1A:
12/31/2024	10.80	.37	.60	.97	(.21 )	—	(.21 )	11.56	9.06 [12]	— [10]	.06 [12]	.06 [12]	.36 [12]	3.25 [12]
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38 [12]	— [10]	.04 [12]	.04 [12]	.34 [12]	3.19 [12]
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)[12]	— [10]	.05 [12]	.05 [12]	.34 [12]	2.94 [12]
12/31/2021	10.95	.24	.92	1.16	(.09 )	(.05 )	(.14 )	11.97	10.58 [12]	— [10]	.68 [12]	.06 [12]	.35 [12]	2.09 [12]
12/31/2020	10.09	.25	.82	1.07	(.19 )	(.02 )	(.21 )	10.95	10.62 [12]	— [10]	14.67 [12]	.06 [12]	.36 [12]	2.41 [12]
Class 2:
12/31/2024	10.80	.37	.59	.96	(.21 )	—	(.21 )	11.55	8.96 [12]	— [10]	.06 [12]	.06 [12]	.36 [12]	3.25 [12]
12/31/2023	10.06	.33	.71	1.04	(.30 )	—	(.30 )	10.80	10.38 [12]	— [10]	.04 [12]	.04 [12]	.34 [12]	3.19 [12]
12/31/2022	11.97	.31	(1.64)	(1.33)	(.27 )	(.31 )	(.58 )	10.06	(11.08)[12]	— [10]	.05 [12]	.05 [12]	.34 [12]	2.94 [12]
12/31/2021	10.94	.24	.93	1.17	(.09 )	(.05 )	(.14 )	11.97	10.68 [12]	— [10]	.68 [12]	.06 [12]	.35 [12]	2.09 [12]
12/31/2020	10.09	.25	.81	1.06	(.19 )	(.02 )	(.21 )	10.94	10.52 [12]	— [10]	14.67 [12]	.06 [12]	.36 [12]	2.41 [12]
Class 4:
12/31/2024	10.74	.37	.53	.90	(.18 )	—	(.18 )	11.46	8.45	11.55		.55	.85	3.25
12/31/2023	10.01	.28	.70	.98	(.25 )	—	(.25 )	10.74	9.87	4.53		.53	.83	2.75
12/31/2022	11.91	.26	(1.63)	(1.37)	(.22 )	(.31 )	(.53 )	10.01	(11.51)	3.55		.55	.84	2.42
12/31/2021	10.92	.23	.87	1.10	(.06 )	(.05 )	(.11 )	11.91	10.10	3.94		.56	.85	1.96
12/31/2020	10.09	.29	.73	1.02	(.17 )	(.02 )	(.19 )	10.92	10.15	1	5.79	.54	.84	2.75
IS 2015 Fund
Class 1:
12/31/2024	$10.74	$.40	$.50	$.90	$(.26 )	$(.03 )	$(.29 )	$11.35	8.48%	$— [10]	.06%	.06%	.35%	3.61%
12/31/2023	10.09	.34	.61	.95	(.30 )	—	(.30 )	10.74	9.49	— [10]	.04	.04	.33	3.29
12/31/2022	11.79	.32	(1.52)	(1.20)	(.23 )	(.27 )	(.50 )	10.09	(10.13)	— [10]	.04	.04	.33	3.03
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26	— [10]	.12	.06	.34	2.16
12/31/2020	10.09	.76	.20	.96	(.20 )	— [14]	(.20 )	10.85	9.62	— [10]	7.60	.06	.35	7.46
Class 1A:
12/31/2024	10.74	.38	.52	.90	(.26 )	(.03 )	(.29 )	11.35	8.48 [12]	— [10]	.06 [12]	.06 [12]	.35 [12]	3.41 [12]
12/31/2023	10.08	.34	.62	.96	(.30 )	—	(.30 )	10.74	9.49 [12]	— [10]	.04 [12]	.04 [12]	.33 [12]	3.29 [12]
12/31/2022	11.79	.32	(1.53)	(1.21)	(.23 )	(.27 )	(.50 )	10.08	(10.13)[12]	— [10]	.04 [12]	.04 [12]	.33 [12]	3.03 [12]
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26 [12]	— [10]	.12 [12]	.06 [12]	.34 [12]	2.16 [12]
12/31/2020	10.09	.76	.20	.96	(.20 )	— [14]	(.20 )	10.85	9.62 [12]	— [10]	7.60 [12]	.06 [12]	.35 [12]	7.46 [12]
Class 2:
12/31/2024	10.74	.38	.52	.90	(.26 )	(.03 )	(.29 )	11.35	8.48 [12]	— [10]	.06 [12]	.06 [12]	.35 [12]	3.41 [12]
12/31/2023	10.08	.34	.62	.96	(.30 )	—	(.30 )	10.74	9.49 [12]	— [10]	.04 [12]	.04 [12]	.33 [12]	3.29 [12]
12/31/2022	11.79	.32	(1.53)	(1.21)	(.23 )	(.27 )	(.50 )	10.08	(10.13)[12]	— [10]	.04 [12]	.04 [12]	.33 [12]	3.03 [12]
12/31/2021	10.85	.25	.86	1.11	(.13 )	(.04 )	(.17 )	11.79	10.26 [12]	— [10]	.12 [12]	.06 [12]	.34 [12]	2.16 [12]
12/31/2020	10.09	.76	.20	.96	(.20 )	— [14]	(.20 )	10.85	9.62 [12]	— [10]	7.60 [12]	.06 [12]	.35 [12]	7.46 [12]
Class 4:
12/31/2024	10.68	.35	.48	.83	(.23 )	(.03 )	(.26 )	11.25	7.88	75.56		.56	.85	3.15
12/31/2023	10.04	.30	.60	.90	(.26 )	—	(.26 )	10.68	9.01	40.54		.54	.83	2.90
12/31/2022	11.75	.29	(1.55)	(1.26)	(.18 )	(.27 )	(.45 )	10.04	(10.63)	25.54		.54	.83	2.71
12/31/2021	10.83	.20	.85	1.05	(.09 )	(.04 )	(.13 )	11.75	9.74	19.62		.56	.84	1.76
12/31/2020	10.09	.27	.65	.92	(.18 )	— [14]	(.18 )	10.83	9.20	12.93		.56	.85	2.58
Refer to the end of the tables for footnotes.

American Funds Insurance Series - Target Date Series	59

Financial highlights (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5,6]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribu- tions
IS 2010 Fund
Class 1:
12/31/2024	$10.70	$.39	$.47	$.86	$(.38 )	$(.03 )	$(.41 )	$11.15	8.10%	$— [10]	.06%	.06%	.34%	3.54%
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71	— [10]	.04	.04	.32	3.36
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)	— [10]	.04	.04	.32	3.00
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28	— [10]	.08	.06	.33	2.07
12/31/2020	10.08	.25	.65	.90	(.22 )	— [14]	(.22 )	10.76	9.02	— [10]	.10	.08	.37	2.51
Class 1A:
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10 [12]	— [10]	.06 [12]	.06 [12]	.34 [12]	3.53 [12]
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71 [12]	— [10]	.04 [12]	.04 [12]	.32 [12]	3.36 [12]
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)[12]	— [10]	.04 [12]	.04 [12]	.32 [12]	3.00 [12]
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28 [12]	— [10]	.08 [12]	.06 [12]	.33 [12]	2.07 [12]
12/31/2020	10.08	.26	.64	.90	(.22 )	— [14]	(.22 )	10.76	9.02 [12]	— [10]	.10 [12]	.08 [12]	.37 [12]	2.51 [12]
Class 2:
12/31/2024	10.70	.39	.47	.86	(.38 )	(.03 )	(.41 )	11.15	8.10 [12]	— [10]	.06 [12]	.06 [12]	.34 [12]	3.53 [12]
12/31/2023	10.17	.35	.53	.88	(.34 )	(.01 )	(.35 )	10.70	8.71 [12]	— [10]	.04 [12]	.04 [12]	.32 [12]	3.36 [12]
12/31/2022	11.63	.32	(1.38)	(1.06)	(.22 )	(.18 )	(.40 )	10.17	(9.15)[12]	— [10]	.04 [12]	.04 [12]	.32 [12]	3.00 [12]
12/31/2021	10.76	.23	.76	.99	(.09 )	(.03 )	(.12 )	11.63	9.28 [12]	— [10]	.08 [12]	.06 [12]	.33 [12]	2.07 [12]
12/31/2020	10.08	.25	.65	.90	(.22 )	— [14]	(.22 )	10.76	9.02 [12]	— [10]	.10 [12]	.08 [12]	.37 [12]	2.51 [12]
Class 4:
12/31/2024	10.63	.33	.47	.80	(.32 )	(.03 )	(.35 )	11.08	7.62	567.56		.56	.84	3.01
12/31/2023	10.11	.30	.52	.82	(.29 )	(.01 )	(.30 )	10.63	8.08	549.54		.54	.82	2.90
12/31/2022	11.58	.28	(1.40)	(1.12)	(.17 )	(.18 )	(.35 )	10.11	(9.56)	430.55		.55	.83	2.67
12/31/2021	10.74	.20	.73	.93	(.06 )	(.03 )	(.09 )	11.58	8.75	315.58		.56	.83	1.81
12/31/2020	10.08	.24	.62	.86	(.20 )	— [14]	(.20 )	10.74	8.55	126.55		.55	.84	2.36
Refer to the end of the tables for footnotes.

60	American Funds Insurance Series - Target Date Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended 2024,
	2024	2023	2022	2021	2020
IS 2070 Fund	4%[8]
IS 2065 Fund	16	— %[13,15]
IS 2060 Fund	14	— [13,15]
IS 2055 Fund	13	— [13,15]
IS 2050 Fund	18	— [13,15]
IS 2045 Fund	7	— [13,15]
IS 2040 Fund	10	— [13,15]
IS 2035 Fund	15	6	88%	18%	48%
IS 2030 Fund	13	20	21	60	45
IS 2025 Fund	14	9	14	10	10
IS 2020 Fund	4	25	14	30	15
IS 2015 Fund	6	6	14	15	5
IS 2010 Fund	9	5	12	7	1

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for each of the funds.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period May 1, 2024, commencement of operations, through December 31, 2024.
[9]	Not annualized.
[10]	Amount less than $1 million.
[11]	Annualized.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	For the period May 1, 2023, commencement of operations, through December 31, 2023.
[14]	Amount less than $.01.
[15]	Amount was either less than 1% or there was no turnover.

American Funds Insurance Series - Target Date Series	61

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of American Funds IS 2070 Target Date Fund, American Funds IS 2065 Target Date Fund, American Funds IS 2060 Target Date Fund, American Funds IS 2055 Target Date Fund, American Funds IS 2050 Target Date Fund, American Funds IS 2045 Target Date Fund, American Funds IS 2040 Target Date Fund, American Funds IS 2035 Target Date Fund, American Funds IS 2030 Target Date Fund, American Funds IS 2025 Target Date Fund, American Funds IS 2020 Target Date Fund, American Funds IS 2015 Target Date Fund and American Funds IS 2010 Target Date Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (thirteen of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
American Funds IS 2070 Target Date Fund	For the period May 1, 2024 (commencement of operations) through December 31, 2024.
American Funds IS 2065 Target Date Fund	For the year ended December 31, 2024.	For the year ended December 31, 2024, and the period from May 1, 2023 (commencement of operations) through December 31, 2023.
American Funds IS 2060 Target Date Fund
American Funds IS 2055 Target Date Fund
American Funds IS 2050 Target Date Fund
American Funds IS 2045 Target Date Fund
American Funds IS 2040 Target Date Fund
American Funds IS 2035 Target Date Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
American Funds IS 2030 Target Date Fund
American Funds IS 2025 Target Date Fund
American Funds IS 2020 Target Date Fund
American Funds IS 2015 Target Date Fund
American Funds IS 2010 Target Date Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management and the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 12, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

62	American Funds Insurance Series - Target Date Series

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Insurance Series — Target Date Series	63

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not Applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Insurance Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: April 15, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: April 15, 2025